Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.8%]
Alabama [1.9%]
Black Belt Energy Gas District, Ser B, RB
Callable 06/01/32 @ 100
5.000%, 10/01/55(A)	$5,000	$5,264
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,092
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,790
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	958
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	2,964
Total Alabama		15,068
Arizona [2.3%]
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.875%, 03/01/55(B)	2,000	1,988
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.750%, 03/01/65(B)	3,000	2,874
Arizona State, Industrial Development Authority, RB
Callable 01/01/35 @ 100
5.125%, 01/01/59	375	344
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	292
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	155
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,329

Description	Face Amount (000)	Value (000)
Phoenix, Civic Improvement, Ser A, RB
Callable 07/15/25 @ 100
5.000%, 07/01/45	$250	$250
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 08/04/25 @ 100
5.000%, 07/01/45(B)	3,300	3,131
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 08/04/25 @ 100
7.000%, 12/15/43	1,500	1,501
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,422
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	762
Total Arizona		18,048
Arkansas [0.6%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,530	4,354
California [6.9%]
California Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.200%, 06/01/44(B)	2,875	2,713
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	7,500	4,794
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,727
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,367
California State, Infrastructure & Economic Development Bank, Sub-Ser B, RB, AMT
Callable 01/01/29 @ 105
9.500%, 01/01/65(B)	3,795	3,596

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	$4,000	$3,886
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,017
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,128
California State, Municipal Finance Authority, SPL Tax
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	867
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	1,275	14
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,059
California State, Public Finance Authority, RB
8.500%, 03/01/34(B)	1,000	971
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	51
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 08/04/25 @ 100
6.000%, 10/01/49	1,120	1,092
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 08/04/25 @ 100
5.875%, 10/01/44	1,000	976
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 08/04/25 @ 100
5.625%, 10/01/34	575	575
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,464

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	$500	$495
California State, Statewide Communities Development Authority, RB
Callable 08/04/25 @ 100
5.250%, 12/01/44	4,000	3,889
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	1,992
City & County of San Francisco California Infrastructure & Revitalization Financing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,214
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,620
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,246
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	729
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	1,000	647
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,206
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/44	2,000	2,048
Total California		51,383
Colorado [10.8%]
9th Avenue Metropolitan District No. 2, GO
Callable 08/04/25 @ 102
5.000%, 12/01/48	1,000	939

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Amber Creek, Metropolitan District, Ser A, GO
Callable 08/04/25 @ 101
5.125%, 12/01/47	$1,041	$978
Amber Creek, Metropolitan District, Ser A, GO
Callable 08/04/25 @ 101
5.000%, 12/01/37	648	629
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,964
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 08/04/25 @ 102
5.000%, 12/01/35	729	641
Broadway Station Metropolitan District No. 3, GO
Callable 08/04/25 @ 102
5.000%, 12/01/49	1,500	1,115
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 07/25/25 @ 102
5.375%, 12/01/48	1,775	1,674
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/15/54	1,000	997
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	440
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,154
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 08/04/25 @ 100
5.250%, 07/01/46(B)	1,930	1,868
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 08/04/25 @ 100
5.000%, 07/01/36(B)	1,415	1,415
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,648
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,054

Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	$3,000	$2,175
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,608
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 08/04/25 @ 100
5.750%, 01/01/44	2,000	2,001
Constitution Heights Metropolitan District, GO
Callable 08/04/25 @ 103
5.000%, 12/01/49	1,255	1,131
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 07/25/25 @ 100
4.000%, 12/01/48	850	667
Eastern Hills Metropolitan District No. 10, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,005
Elora Metropolitan District, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,010
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	617
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,109
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,211
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,752
Haymeadow Metropolitan District No. 1, Ser A, GO
Callable 03/01/30 @ 103
6.125%, 12/01/54	1,000	1,006
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 08/04/25 @ 102
4.375%, 12/01/47	250	217
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 08/04/25 @ 102
4.125%, 12/01/40	575	510

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Karl's Farm Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.625%, 09/01/25(B) (D)	$1,900	$1,964
Karl's Farm Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.375%, 09/01/25(B) (D)	645	667
Lafferty Canyon Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.625%, 12/01/55	1,445	1,377
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,350
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	845
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(E)	7,335	5,410
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	1,250	1,209
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	1,145	1,069
North Holly, Metropolitan District, Ser A, GO
Callable 07/25/25 @ 102
5.500%, 12/01/48	1,755	1,691
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	2,920
Parterre Metropolitan District No. 5, Ser A, GO
Callable 06/01/30 @ 103
6.125%, 12/01/55	1,500	1,543
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	876
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,926
Red Barn Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.500%, 12/01/55	1,800	1,745
Regional Transportation District, RB
4.000%, 07/15/40	500	465

Description	Face Amount (000)	Value (000)
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	$5,000	$4,355
Southglenn, Metropolitan District, GO
Callable 08/04/25 @ 100
5.000%, 12/01/46	1,551	1,374
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	497
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,015
Vermilion Creek Metropolitan District No. 3, GO
Callable 06/01/30 @ 103
5.875%, 12/01/55	3,425	3,432
Village at Dry Creek Metropolitan District No. 2, GO
Callable 08/04/25 @ 103
4.375%, 12/01/44	624	571
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	230
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 07/25/25 @ 102
5.375%, 12/01/48	1,283	1,210
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,281
Total Colorado		81,557
District of Columbia [0.6%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	4,798
Florida [8.1%]
Alachua County, Health Facilities Authority, RB
Callable 08/04/25 @ 100
6.375%, 11/15/49(C)	5,190	4,118
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,315
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,413

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	$1,750	$1,439
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,379
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,414
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,775
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	788
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	711
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,784
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	92
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	201
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	450	381
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	222
Florida State, Development Finance, RB, AMT
Callable 07/15/25 @ 104
8.250%, 07/01/57(A)(B)	3,000	3,083
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,006
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,416
Florida State, Development Finance, RB, AMT
Callable 08/04/25 @ 102
5.000%, 05/01/29(B)	3,500	3,534

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 08/04/25 @ 100
6.125%, 06/15/46(B)	$4,830	$4,830
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 08/04/25 @ 100
6.125%, 06/15/44(B)	3,000	3,000
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 08/04/25 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,039
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	526
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,830
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 08/04/25 @ 100
5.250%, 09/15/44	2,500	2,322
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,605
Orange County Health Facilities Authority, RB
Callable 04/01/35 @ 100
5.250%, 10/01/56	5,000	5,080
Orange County Health Facilities Authority, RB
Callable 04/01/29 @ 100
5.000%, 10/01/47	4,355	4,369
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	807
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,415	2,451

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	$1,000	$910
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	500	466
Total Florida		63,418
Georgia [1.5%]
Atlanta Georgia Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/35	4,000	3,991
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,280
Main Street Natural Gas, Ser E, RB
Callable 09/01/32 @ 100
5.000%, 05/01/55(A)	5,000	5,262
Total Georgia		11,533
Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,094
Illinois [9.1%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	400	403
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,004
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,576
Chicago, O'Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,196
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,087
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,060
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,043

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	$4,180	$4,085
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	716
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	342
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	292
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	171
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,817
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,655
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,604
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,055	2,058
Illinois State, Finance Authority, Ser A, RB
Callable 07/25/25 @ 100
5.000%, 11/15/38	1,010	1,010
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,300
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(D)	330	342
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(D)	480	497
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,605	1,631

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	$520	$523
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,355
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,539
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,970	5,493
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,904
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
4.250%, 01/01/29	535	528
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/04/25 @ 100
5.350%, 03/01/31	75	55
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	1,942
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,462
Village of Gilberts, RB
Callable 07/20/25 @ 100
5.000%, 11/15/34	1,731	1,662
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,285	4,197
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	415	397
Village of Lincolnwood Il, Ser B, RB
Callable 01/29/30 @ 100
5.750%, 12/01/43(B)	700	696
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	768

Description	Face Amount (000)	Value (000)
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
4.500%, 12/31/38	$1,680	$1,384
Total Illinois		68,794
Indiana [2.5%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,385
Indiana State, Finance Authority, RB
Callable 08/15/27 @ 100
5.000%, 08/15/51	5,000	4,887
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,939
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,826
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	621
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,183
Terre Haute, Westminster Village Project, RB
Callable 08/04/25 @ 100
6.000%, 08/01/39	2,355	1,888
Total Indiana		19,729
Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 08/04/25 @ 100
5.000%, 06/01/36	2,000	1,974
Kansas [0.7%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(D)	1,330	1,357

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	$4,080	$3,823
Total Kansas		5,180
Kentucky [0.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,000	1,584
Louisiana [0.0%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 08/04/25 @ 100
10.500%, 07/01/39(C)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (C)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 08/04/25 @ 100
8.375%, 07/01/39(C)	3,474	—
Total Louisiana		—
Maryland [2.5%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,000
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	759
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,557
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	934
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,108
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	937
Maryland Economic Development, RB
Callable 03/27/30 @ 105
5.000%, 07/01/48(A)(B)	1,000	1,011

Description	Face Amount (000)	Value (000)
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	$875	$780
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	704
Prince George's County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,993
Prince George's County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	997
State of Maryland Department of Transportation, RB, AGC, AMT
Callable 08/01/34 @ 100
5.250%, 08/01/54	4,000	4,052
Westminster, Luther Village Millers Grant Project, RB
Callable 08/04/25 @ 100
6.250%, 07/01/44	1,780	1,751
Westminster, Luther Village Millers Grant Project, RB
Callable 08/04/25 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 08/04/25 @ 100
6.000%, 07/01/34	1,205	1,206
Total Maryland		19,539
Massachusetts [1.1%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,814
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	714
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,590
Total Massachusetts		8,118
Michigan [1.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	632
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,418
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,216

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	$1,505	$1,181
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 08/04/25 @ 100
6.500%, 12/01/40	3,745	3,566
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/04/25 @ 100
5.875%, 12/01/30	1,585	1,581
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	774
Total Michigan		11,368
Minnesota [1.1%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 08/04/25 @ 103
4.750%, 11/01/35	3,000	2,824
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 08/04/25 @ 100
5.250%, 06/01/58	2,840	2,338
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/04/25 @ 101
5.000%, 08/01/53	500	447
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/04/25 @ 101
4.750%, 08/01/43	1,600	1,431
Minneapolis-St. Paul Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/42	1,500	1,552
Total Minnesota		8,592
Missouri [2.4%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 08/04/25 @ 100
4.000%, 03/01/42	985	794

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 08/04/25 @ 100
3.625%, 03/01/33	$495	$443
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 08/04/25 @ 100
3.000%, 03/01/26	85	84
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,916
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,532
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 07/25/25 @ 102
5.000%, 08/15/46	2,000	1,729
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,186
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 08/04/25 @ 100
4.375%, 05/15/36	1,760	1,663
St. Louis, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,886
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,175
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,670	1,657
Total Missouri		18,065
Nevada [1.8%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	925	875

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
4.000%, 09/01/51	$240	$190
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
3.500%, 09/01/45	690	509
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	830	667
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	185	166
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	489
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	480
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	371
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 12/01/25 @ 100
5.000%, 12/01/35	825	828
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	670	561
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	710	680
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,050	695
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	940	697

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	$250	$259
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	700	645
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
6.250%, 12/15/37(B)	78	—
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	1,000	973
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,596
Reno Nevada, RB
Callable 06/01/35 @ 100
5.250%, 06/01/54(B)	850	788
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	13,500	2,006
Total Nevada		13,475
New Hampshire [0.8%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 08/04/25 @ 103
5.750%, 07/01/54(B)	1,250	1,211
New Hampshire, Business Finance Authority, Ser A, RB
Callable 08/04/25 @ 103
5.625%, 07/01/46(B)	500	489
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 08/04/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,504
Total New Hampshire		6,204
New Jersey [2.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/04/25 @ 100
5.250%, 09/15/29	645	645

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(D)	$370	$399
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,049
New Jersey State, Economic Development Authority, RB, AMT
Callable 08/04/25 @ 100
5.625%, 11/15/30	1,000	1,001
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,155
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,217
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(D)	355	383
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	645	645
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(D)	1,410	1,497
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,461
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 07/30/25 @ 100
5.250%, 06/15/41	4,245	4,245
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,390
Total New Jersey		18,087
New Mexico [0.3%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	490

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	$500	$481
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,623
Total New Mexico		2,594
New York [5.7%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,520
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	1,949
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,470
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	977
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	2,878
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	1,921
New York State, Dormitory Authority, Ser B, RB
Callable 03/15/35 @ 100
5.000%, 03/15/51	5,000	5,066
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	912
New York State, Transportation Development, American Airlines, RB, AMT
Callable 07/25/25 @ 100
5.000%, 08/01/26	1,045	1,045

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	$1,500	$1,631
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,040
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	796
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,066
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,410	1,441
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,052
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	985
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,682
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,021
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,481

Description	Face Amount (000)	Value (000)
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	$7,000	$5,893
Total New York		43,826
North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	191
North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	994
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (C)	5,000	—
Total North Dakota		994
Ohio [2.0%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	2,900
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,705
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	510
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,000	2,887
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 08/04/25 @ 100
5.000%, 02/15/48	250	234
Ohio Housing Finance Agency, RB
Callable 07/01/30 @ 105
6.375%, 01/01/45(B)	3,365	3,375

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	$3,555	$3,416
Total Ohio		15,027
Oklahoma [0.4%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47	718	36
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	2,170
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	966
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	13
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	1,664	6
Total Oklahoma		3,191
Oregon [0.6%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	803
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,074
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,437

Description	Face Amount (000)	Value (000)
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	$2,000	$1,728
Total Oregon		5,042
Pennsylvania [2.7%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/56	2,000	1,930
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,704
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,523
Berks County Municipal Authority, RB
Callable 07/25/25 @ 100
5.000%, 06/30/39	4,778	4,411
Berks County Municipal Authority, RB
Callable 07/25/25 @ 88
0.000%, 11/15/29(E)	2,387	1,723
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	1,142
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	600	545
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	797
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,110	2,496
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	664

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	$1,000	$828
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	644
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,212
Total Pennsylvania		19,619
Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 07/20/25 @ 20
0.000%, 06/01/52(F)	21,270	3,321
South Carolina [0.2%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,000	844
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	413
Total South Carolina		1,257
Tennessee [0.7%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,987
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	906
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	305	308
Total Tennessee		5,201
Texas [9.8%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	860
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 08/04/25 @ 100
7.125%, 03/01/44	2,300	2,258

Description	Face Amount (000)	Value (000)
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 08/04/25 @ 100
7.000%, 03/01/34	$400	$400
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	479
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,484
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,260
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	932
Horizon Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	1,000	859
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,169
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,195
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 08/04/25 @ 100
5.000%, 07/15/35	3,000	3,000
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	242
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,565
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 08/04/25 @ 101
5.000%, 07/01/36	3,410	3,412
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 08/04/25 @ 101
5.000%, 07/01/46	1,250	1,119

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36(C)	$3,385	$2,767
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37(C)	545	427
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,334
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,596	3,678
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 10/01/32 @ 103
6.500%, 10/01/60	1,125	1,086
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,229
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,705
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	902
Newark, Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	1,000	900
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(D)	5,000	5,987
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,031
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	229
Port of Beaumont Navigation District, RB, AMT
Callable 08/04/25 @ 101
2.875%, 01/01/41(B)	250	182
Port of Beaumont Navigation District, RB, AMT
Callable 08/04/25 @ 101
2.750%, 01/01/36(B)	1,000	820

Description	Face Amount (000)	Value (000)
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	$4,950	$—
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	9,000	5,850
Tarrant County, Cultural Education Facilities Finance, Ser A, RB
Callable 08/04/25 @ 100
5.000%, 11/15/52	3,750	3,685
Temple, Ser A-REV, TA
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,003
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,828
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	614
Texas Water Development Board, Ser A, RB
Callable 10/15/34 @ 100
4.375%, 10/15/54	5,000	4,661
Total Texas		73,152
Utah [1.0%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,913
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	487
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	757
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/31 @ 100
5.000%, 07/01/51	2,000	1,960
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,525

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	$1,000	$975
Total Utah		7,617
Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,281
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,118
Total Virginia		5,399
Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	405
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,358
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 08/04/25 @ 102
5.000%, 07/01/48(B)	1,650	1,459
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,514
Total Washington		7,736
West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,610	2,050
Wisconsin [7.3%]
Hartford, Public Finance Authority, RB
Callable 08/04/25 @ 100
5.000%, 09/01/38(B)	1,580	1,569
Pine Lake, Public Finance Authority, RB
Callable 07/20/25 @ 100
5.500%, 03/01/45(B)	3,460	3,460
Pine Lake, Public Finance Authority, RB
Callable 07/20/25 @ 100
5.250%, 03/01/35(B)	1,250	1,250
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.500%, 06/15/55	2,250	2,227

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (D)	$100	$109
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,136
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,419
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,345
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (D)	60	63
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (D)	50	52
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,359
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,171
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	474
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,529
Public Finance Authority, Ser A, RB
Callable 10/01/32 @ 100
5.000%, 10/01/52	5,000	5,004
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	495
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,574
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,314
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	431
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,763

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 08/04/25 @ 100
5.250%, 12/01/49	$4,000	$3,371
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	4,625	4,627
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,184
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 08/04/25 @ 100
5.625%, 07/01/44	3,500	3,501
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 08/04/25 @ 100
5.375%, 07/01/34	2,000	2,002
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,006
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,499
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	711
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 08/04/25 @ 100
5.875%, 04/01/45	3,000	2,954
Total Wisconsin		56,599
American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,015
Puerto Rico [3.7%]
Children's Trust Fund, RB
Callable 08/04/25 @ 100
5.625%, 05/15/43	2,000	2,025
Children's Trust Fund, Ser A, RB
Callable 08/04/25 @ 9
0.000%, 05/15/57(F)	25,000	1,375

Description	Face Amount (000)	Value (000)
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	$6,130	$3,869
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	4,858
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	805
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 08/04/25 @ 100
4.500%, 07/01/34	10,005	10,004
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,259
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	27
Total Puerto Rico		28,222
Total Municipal Bonds
(Cost $787,245)		737,015
Short-Term Investment [2.7%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.230%**	20,689,116	20,689
Total Short-Term Investment
(Cost $20,689)		20,689
Total Investments [99.5%]
(Cost $807,934)		$757,704

Percentages are based on net assets of $761,733 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2025.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $229,876 (000), representing 30.2% of the net assets of the Fund.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.

AGC — American Guarantee Corporation

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

Ser — Series SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

CNR-QH-002-3100

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Corporate Bonds [46.4%]
Aerospace / Defense [0.4%]
Czechoslovak Group
6.500%, 01/10/31(A)		$1,930	$1,946
Goat Holdco
6.750%, 02/01/32(A)		175	178
Spirit AeroSystems
9.375%, 11/30/29(A)		527	559
Spirit AeroSystems
9.750%, 11/15/30(A)		448	494
TransDigm
6.750%, 08/15/28(A)		275	281
TransDigm
6.375%, 03/01/29(A)		450	461
6.375%, 05/31/33(A)		125	125
TransDigm
6.875%, 12/15/30(A)		1,500	1,558
TransDigm
6.625%, 03/01/32(A)		975	1,010
Total Aerospace / Defense			6,612
Agricultural [0.3%]
Kernel Holding
6.750%, 10/27/27		5,281	4,673
MHP Lux
6.250%, 09/19/29		665	539
Total Agricultural			5,212
Air Transportation [0.0%]
SGL Group ApS
7.013%, EUR003M + 4.750%, 04/22/30(B)	EUR	400	472
SGL Group ApS
6.299%, EUR003M + 4.250%, 02/24/31(B)	EUR	145	170
Total Air Transportation			642
Airlines [0.1%]
Allegiant Travel
7.250%, 08/15/27(A)		1,065	1,065
American Airlines
5.500%, 04/20/26(A)		702	700
Total Airlines			1,765
Airport Develop/Maint [0.5%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		1,990	2,071

Description		Face Amount (000)(1)	Value (000)
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		$1,660	$1,669
TAV Havalimanlari Holding
8.500%, 12/07/28		4,745	4,952
Total Airport Develop/Maint			8,692
Apparel/Textiles [0.0%]
Under Armour
7.250%, 07/15/30(A)		535	542
Appliances [0.1%]
Arcelik
47.500%, 09/12/25	TRY	62,700	1,577
Applications Software [0.0%]
TeamSystem
5.194%, EUR003M + 3.250%, 07/01/32(B)	EUR	300	353
Auto Rent & Lease [0.2%]
Kapla Holding SAS
5.475%, EUR003M + 3.500%, 07/31/30(B)	EUR	850	1,006
Upbound Group
6.375%, 02/15/29(A)		1,565	1,539
Total Auto Rent & Lease			2,545
Automotive [0.6%]
Adient Global Holdings
8.250%, 04/15/31(A)		300	315
Adient Global Holdings
7.500%, 02/15/33(A)		500	511
Clarios Global
6.750%, 02/15/30(A)		325	337
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	736
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,683
IHO Verwaltungs GmbH
8.000%, 11/15/32(A)		1,200	1,226
JB Poindexter
8.750%, 12/15/31(A)		400	406
Panther BF Aggregator 2
8.500%, 05/15/27(A)		2,000	2,009
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		625	450
ZF North America Capital
6.875%, 04/14/28(A)		200	201

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
ZF North America Capital
7.125%, 04/14/30(A)		$200	$195
Total Automotive			10,069
Autoparts [0.3%]
American Axle & Manufacturing
6.875%, 07/01/28		505	505
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	750	584
Metalsa Sapi De Cv
3.750%, 05/04/31		1,953	1,604
3.750%, 05/04/31(A)		2,955	2,427
Total Autoparts			5,120
Banking [0.0%]
Ally Financial
5.750%, 11/20/25		275	276
Banks [4.0%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/74(A) (B)		9,480	9,660
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/73(A) (B)		5,350	4,763
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/74(B)		1,320	1,320
7.500%, H15T5Y + 3.767%, 03/12/74(A) (B)		1,950	1,950
Banco General
5.250%, H15T10Y + 3.665%, 11/07/73(B)		2,625	2,367
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,140
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/74(A) (B)		1,350	1,365
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		2,010	2,113
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		2,697	2,578
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		2,600	2,477

Description		Face Amount (000)(1)	Value (000)
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, H15T5Y + 2.650%, 01/18/33(B)		$4,167	$4,003
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	5,065
Freedom Mortgage
7.625%, 05/01/26(A)		850	850
Freedom Mortgage
12.000%, 10/01/28(A)		775	832
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	180,744	998
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,398
Jscb Agrobank
9.250%, 10/02/29(A)		3,000	3,177
OTP Bank Nyrt, MTN
8.750%, H15T5Y + 5.060%, 05/15/33(B)		210	225
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/74(C) (D)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,196
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	613
9.250%, 10/16/28(A)		3,950	4,214
Total Banks			66,307
Broadcasting & Cable [0.8%]
Cable One
4.000%, 11/15/30(A)		2,685	2,114
CCO Holdings
7.375%, 03/01/31(A)		1,879	1,960
Charter Communications Operating
6.650%, 02/01/34		765	819
Charter Communications Operating
6.484%, 10/23/45		2,130	2,111
CSC Holdings
11.250%, 05/15/28(A)		1,405	1,400
Gray Media
10.500%, 07/15/29(A)		570	612
Grupo Televisa
5.250%, 05/24/49		555	404

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		$4,900	$3,295
6.750%, 10/15/27(A)		1,290	868
Time Warner Cable
5.875%, 11/15/40		530	509
Total Broadcasting & Cable			14,092
Building & Construction [0.7%]
Assemblin Caverion Group
5.479%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	825
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/32(A)		2,105	2,087
Dream Finders Homes
8.250%, 08/15/28(A)		1,171	1,221
Forestar Group
5.000%, 03/01/28(A)		528	520
Forestar Group
6.500%, 03/15/33(A)		1,529	1,540
Knife River
7.750%, 05/01/31(A)		1,255	1,323
LGI Homes
8.750%, 12/15/28(A)		490	509
New Home
9.250%, 10/01/29(A)		1,434	1,487
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		490	489
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,465	1,536
Winnebago Industries
6.250%, 07/15/28(A)		260	259
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127
Total Building & Construction			11,923
Building Materials [0.7%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	343
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	378
CP Atlas Buyer
7.000%, 12/01/28(A)		775	718
Foundation Building Materials
6.000%, 03/01/29(A)		1,855	1,698
GYP Holdings III
4.625%, 05/01/29(A)		725	727

Description		Face Amount (000)(1)	Value (000)
Interface
5.500%, 12/01/28(A)		$825	$813
Masterbrand
7.000%, 07/15/32(A)		1,055	1,077
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)		475	487
MIWD Holdco II
5.500%, 02/01/30(A)		250	238
Patrick Industries
6.375%, 11/01/32(A)		500	501
Quikrete Holdings
6.375%, 03/01/32(A)		413	425
Quikrete Holdings
6.750%, 03/01/33(A)		413	426
QXO Building Products
6.750%, 04/30/32(A)		600	618
Standard Building Solutions
6.500%, 08/15/32(A)		475	487
Standard Industries
5.000%, 02/15/27(A)		600	599
Standard Industries
4.750%, 01/15/28(A)		1,150	1,137
White Capital Buyer
6.875%, 10/15/28(A)		1,460	1,458
Total Building Materials			12,130
Building-Heavy Construct [0.8%]
Arcosa
6.875%, 08/15/32(A)		500	519
ATP Tower Holdings
7.875%, 02/03/30(A)		3,700	3,748
HTA Group
7.500%, 06/04/29(A)		4,370	4,480
IRB Infrastructure Developers
7.110%, 03/11/32		3,700	3,709
Odebrecht Holdco Finance
0.000%, 09/10/58(E)		13,874	25
Total Building-Heavy Construct			12,481
Cable Satellite [1.0%]
CCO Holdings
5.125%, 05/01/27(A)		1,600	1,596
CCO Holdings
5.000%, 02/01/28(A)		1,200	1,189
CCO Holdings
4.500%, 08/15/30(A)		550	524
4.500%, 05/01/32		150	140
CCO Holdings
4.250%, 02/01/31(A)		150	140
4.250%, 01/15/34(A)		900	801

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CSC Holdings
4.125%, 12/01/30(A)		$400	$282
CSC Holdings
3.375%, 02/15/31(A)		400	276
CSC Holdings
4.500%, 11/15/31(A)		675	475
DIRECTV Holdings
5.875%, 08/15/27(A)		981	977
DISH DBS
5.125%, 06/01/29		250	167
Sirius XM Radio
4.000%, 07/15/28(A)		1,740	1,671
Sirius XM Radio
5.500%, 07/01/29(A)		1,250	1,244
Sirius XM Radio
3.875%, 09/01/31(A)		350	311
Sunrise FinCo I BV
4.875%, 07/15/31(A)		975	922
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		1,400	1,381
Virgin Media Finance
5.000%, 07/15/30(A)		700	640
Virgin Media Secured Finance
5.500%, 05/15/29(A)		1,425	1,403
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	769
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		1,330	1,230
VZ Secured Financing BV
5.000%, 01/15/32(A)		200	178
Ziggo Bond BV
5.125%, 02/28/30(A)		225	196
Ziggo BV
4.875%, 01/15/30(A)		350	327
Total Cable Satellite			16,839
Chemicals [1.6%]
Axalta Coating Systems
4.750%, 06/15/27(A)		700	696
Axalta Coating Systems
3.375%, 02/15/29(A)		375	354
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)		2,530	2,219
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)		957	758
Celanese US Holdings
6.500%, 04/15/30		100	102
Celanese US Holdings
6.750%, 04/15/33		575	581
Celanese US Holdings
7.200%, 11/15/33		970	1,030

Description		Face Amount (000)(1)	Value (000)
Consolidated Energy Finance
6.500%, 05/15/26(A)		$205	$199
Consolidated Energy Finance
12.000%, 02/15/31(A)		520	511
Element Solutions
3.875%, 09/01/28(A)		525	509
HB Fuller
4.250%, 10/15/28		775	750
Herens Holdco Sarl
4.750%, 05/15/28(A)		700	628
Illuminate Buyer
9.000%, 07/01/28(A)		575	578
INEOS Finance
6.750%, 05/15/28(A)		1,985	1,971
Mativ Holdings
8.000%, 10/01/29(A)		1,890	1,712
Maxam Prill Sarl
7.750%, 07/15/30(A)		675	676
OCP
7.500%, 05/02/54		1,545	1,543
7.500%, 05/02/54(A)		3,850	3,845
Olympus Water US Holding
7.125%, 10/01/27(A)		375	382
Olympus Water US Holding
9.750%, 11/15/28(A)		325	342
Olympus Water US Holding
6.250%, 10/01/29(A)		950	906
Olympus Water US Holding
7.250%, 06/15/31(A)		300	307
Orbia Advance
7.500%, 05/13/35(A)		5,500	5,695
SNF Group
3.375%, 03/15/30(A)		275	254
WR Grace Holdings
4.875%, 06/15/27(A)		425	422
WR Grace Holdings
5.625%, 08/15/29(A)		225	204
Total Chemicals			27,174
Coal Mining [0.2%]
Coronado Finance Pty
9.250%, 10/01/29(A)		1,832	1,367
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,115
Total Coal Mining			2,484

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Commercial Services [0.0%]
SD International Sukuk, MTN
6.300%, 05/09/22(C)	$13,384	$1
Communication & Media [0.2%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32	200	187
5.500%, 01/14/32(A)	2,457	2,302
Total Communication & Media		2,489
Computers-Memory Devices [0.1%]
Seagate HDD Cayman
8.250%, 12/15/29	911	970
Construction Machinery [0.1%]
Herc Holdings
7.000%, 06/15/30(A)	250	261
Herc Holdings
7.250%, 06/15/33(A)	275	288
Terex
5.000%, 05/15/29(A)	680	660
United Rentals North America
5.500%, 05/15/27	424	424
United Rentals North America
4.875%, 01/15/28	600	598
Total Construction Machinery		2,231
Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.000%, 06/01/29(A)	1,375	1,337
Allied Universal Holdco
6.875%, 06/15/30(A)	125	127
Allied Universal Holdco
7.875%, 02/15/31(A)	425	444
Brink's
6.500%, 06/15/29(A)	350	361
Brink's
6.750%, 06/15/32(A)	350	364
Cars.com
6.375%, 11/01/28(A)	500	501
Dun & Bradstreet
5.000%, 12/15/29(A)	625	641
Garda World Security
6.000%, 06/01/29(A)	1,250	1,219
Garda World Security
8.250%, 08/01/32(A)	175	180
Garda World Security
8.375%, 11/15/32(A)	650	668
Go Daddy Operating
5.250%, 12/01/27(A)	725	724

Description	Face Amount (000)(1)	Value (000)
Match Group
5.000%, 12/15/27(A)	$1,000	$993
Match Group
4.625%, 06/01/28(A)	250	244
Total Consumer Cyclical Services		7,803
Consumer Products [0.3%]
Beach Acquisition Bidco
10.000%cash/0% PIK, 07/15/33(A)	525	544
Champ Acquisition
8.375%, 12/01/31(A)	832	884
Edgewell Personal Care
5.500%, 06/01/28(A)	725	721
Edgewell Personal Care
4.125%, 04/01/29(A)	200	189
Energizer Holdings
6.500%, 12/31/27(A)	750	758
Energizer Holdings
4.375%, 03/31/29(A)	850	805
Whirlpool
6.125%, 06/15/30	613	618
Whirlpool
6.500%, 06/15/33	658	660
Total Consumer Products		5,179
Containers & Packaging [0.0%]
Sealed Air
6.875%, 07/15/33(A)	480	517
Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)	980	1,016
Distribution/Wholesale [0.1%]
Windsor Holdings III
8.500%, 06/15/30(A)	875	937
Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)	1,500	1,534
Enpro
6.125%, 06/01/33(A)	125	128
Gates
6.875%, 07/01/29(A)	400	415
WESCO Distribution
7.250%, 06/15/28(A)	800	810
WESCO Distribution
6.375%, 03/15/29(A)	100	103
6.375%, 03/15/33(A)	328	339

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
WESCO Distribution
6.625%, 03/15/32(A)		$150	$155
Total Diversified Manufacturing			3,484
Drugs [0.1%]
Neopharmed Gentili SPA
6.529%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	476
Organon
2.875%, 04/30/28	EUR	1,000	1,149
Total Drugs			1,625
E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)		1,306	1,217
Electric Utilities [0.8%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		1,540	1,593
Lightning Power
7.250%, 08/15/32(A)		1,943	2,043
Mong Duong Finance Holdings BV
5.125%, 05/07/29		3,076	3,004
Pike
8.625%, 01/31/31(A)		924	1,005
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		4,637	4,712
Vistra
8.000%, H15T5Y + 6.930%, 04/15/74(A) (B)		1,130	1,158
Total Electric Utilities			13,515
Energy & Power [0.6%]
FS Luxembourg Sarl
8.875%, 02/12/31		4,580	4,699
8.875%, 02/12/31(A)		1,900	1,949
Greenko Wind Projects Mauritius
7.250%, 09/27/28(A)		2,960	2,985
Total Energy & Power			9,633
Entertainment & Gaming [0.7%]
IGT Lottery Holdings BV
4.250%, 03/15/30	EUR	430	515
Lottomatica Group Spa
5.246%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	237

Description		Face Amount (000)(1)	Value (000)
Melco Resorts Finance
5.375%, 12/04/29		$3,850	$3,599
Station Casinos
6.625%, 03/15/32(A)		270	277
Studio City Finance
6.500%, 01/15/28		4,000	3,949
Voyager Parent
9.250%, 07/01/32(A)		211	219
Wynn Macau
5.625%, 08/26/28		900	885
Wynn Macau
5.125%, 12/15/29		2,100	2,017
Total Entertainment & Gaming			11,698
Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	1,142	973
Finance Companies [0.7%]
Boost Newco Borrower
7.500%, 01/15/31(A)		2,165	2,298
Macquarie Airfinance Holdings
6.400%, 03/26/29(A)		75	78
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		835	874
Macquarie Airfinance Holdings
6.500%, 03/26/31(A)		75	79
Navient
5.000%, 03/15/27		750	747
Rocket
6.125%, 08/01/30(A)		50	51
Rocket
6.375%, 08/01/33(A)		150	153
Rocket Mortgage
3.625%, 03/01/29(A)		350	333
Rocket Mortgage
3.875%, 03/01/31(A)		950	880
Rocket Mortgage
4.000%, 10/15/33(A)		1,165	1,040
United Wholesale Mortgage
5.500%, 11/15/25(A)		1,690	1,689
5.500%, 04/15/29(A)		3,228	3,134
UWM Holdings
6.625%, 02/01/30(A)		1,050	1,051
Total Finance Companies			12,407
Financial Services [2.1%]
ASG Finance Designated Activity
9.750%, 05/15/29(A)		6,040	5,660
Bread Financial Holdings
9.750%, 03/15/29(A)		940	1,012

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CSN Inova Ventures
6.750%, 01/28/28(A)		$2,680	$2,532
Enact Holdings
6.250%, 05/28/29		1,910	1,982
Encore Capital Group
4.250%, 06/01/28	GBP	500	652
Encore Capital Group
9.250%, 04/01/29(A)		1,860	1,978
Enova International
11.250%, 12/15/28(A)		905	972
Enova International
9.125%, 08/01/29(A)		970	1,021
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	783
Freedom Mortgage Holdings
8.375%, 04/01/32(A)		525	528
Garfunkelux Holdco 3
9.000%, 09/01/28	EUR	238	265
GGAM Finance
8.000%, 02/15/27(A)		990	1,021
goeasy
9.250%, 12/01/28(A)		455	481
goeasy
7.625%, 07/01/29(A)		1,315	1,356
Iqera Group SAS
6.539%, EUR003M + 4.500%, 04/30/30(B)	EUR	720	625
Jefferies Finance
5.000%, 08/15/28(A)		765	740
Jefferies Finance
6.625%, 10/15/31(A)		1,285	1,280
Jefferson Capital Holdings
9.500%, 02/15/29(A)		565	596
Jefferson Capital Holdings
8.250%, 05/15/30(A)		178	185
Nationstar Mortgage Holdings
6.500%, 08/01/29(A)		440	450
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	914
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	298
OEC Finance
7.500%, 03/14/74(C)		38	—
OneMain Finance
9.000%, 01/15/29		1,435	1,505
OneMain Finance
7.875%, 03/15/30		420	446
OneMain Finance
6.750%, 03/15/32		450	458
PennyMac Financial Services
7.875%, 12/15/29(A)		450	478
PennyMac Financial Services
6.875%, 02/15/33(A)		515	528

Description		Face Amount (000)(1)	Value (000)
Phoenix Aviation Capital
9.250%, 07/15/30(A)		$505	$523
PRA Group
5.000%, 10/01/29(A)		1,125	1,037
PRA Group
8.875%, 01/31/30(A)		927	956
Provident Funding Associates
9.750%, 09/15/29(A)		178	187
Sobha Sukuk
8.750%, 07/17/28		2,778	2,875
TrueNoord Capital DAC
8.750%, 03/01/30(A)		610	633
Total Financial Services			34,957
Food & Beverage [0.2%]
BellRing Brands
7.000%, 03/15/30(A)		925	963
Performance Food Group
4.250%, 08/01/29(A)		925	892
Performance Food Group
6.125%, 09/15/32(A)		50	51
Post Holdings
6.250%, 02/15/32(A)		400	411
Post Holdings
6.375%, 03/01/33(A)		500	505
US Foods
6.875%, 09/15/28(A)		375	388
US Foods
4.750%, 02/15/29(A)		675	663
US Foods
5.750%, 04/15/33(A)		75	75
Total Food & Beverage			3,948
Food, Beverage & Tobacco [0.6%]
Health & Happiness H&H International Holdings
9.125%, 07/24/28		5,580	5,671
Minerva Luxembourg
4.375%, 03/18/31(A)		2,425	2,162
Simmons Foods
4.625%, 03/01/29(A)		855	807
Turning Point Brands
7.625%, 03/15/32(A)		1,143	1,197
Total Food, Beverage & Tobacco			9,837
Food-Baking [0.0%]
Sammontana Italia
6.029%, EUR003M + 3.750%, 10/15/31(B)	EUR	350	412

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Food-Flour and Grain [0.2%]
Aragvi Finance International DAC
11.125%, 11/20/29(A)	$3,500	$3,535
Gaming [0.8%]
Affinity Interactive
6.875%, 12/15/27(A)	250	153
Boyd Gaming
4.750%, 12/01/27	875	869
Caesars Entertainment
4.625%, 10/15/29(A)	225	215
Caesars Entertainment
7.000%, 02/15/30(A)	225	233
Caesars Entertainment
6.500%, 02/15/32(A)	425	436
Caesars Entertainment
6.000%, 10/15/32(A)	1,150	1,129
Churchill Downs
5.750%, 04/01/30(A)	150	151
Churchill Downs
6.750%, 05/01/31(A)	985	1,012
Colt Merger Sub
8.125%, 07/01/27(A)	787	790
Light & Wonder International
7.250%, 11/15/29(A)	125	129
Light & Wonder International
7.500%, 09/01/31(A)	725	758
MGM Resorts International
6.125%, 09/15/29	300	305
MGM Resorts International
6.500%, 04/15/32	1,770	1,799
Midwest Gaming Borrower
4.875%, 05/01/29(A)	775	747
Ontario Gaming GTA
8.000%, 08/01/30(A)	125	125
Penn Entertainment
5.625%, 01/15/27(A)	250	249
Penn Entertainment
4.125%, 07/01/29(A)	125	116
Scientific Games Holdings
6.625%, 03/01/30(A)	100	96
Station Casinos
4.500%, 02/15/28(A)	1,990	1,951
Station Casinos
4.625%, 12/01/31(A)	960	899
Wynn Resorts Finance
7.125%, 02/15/31(A)	475	507
Wynn Resorts Finance
6.250%, 03/15/33(A)	200	201
Total Gaming		12,870

Description	Face Amount (000)(1)	Value (000)
Gold Mining [0.2%]
Aris Mining
8.000%, 10/31/29(A)	$3,870	$3,938
Health Insurance [0.0%]
Molina Healthcare
6.250%, 01/15/33(A)	425	432
Healthcare [0.8%]
AHP Health Partners
5.750%, 07/15/29(A)	325	317
Avantor Funding
4.625%, 07/15/28(A)	875	859
CHS
5.625%, 03/15/27(A)	650	640
CHS
6.000%, 01/15/29(A)	250	241
CHS
6.875%, 04/15/29(A)	700	558
Concentra Health Services
6.875%, 07/15/32(A)	225	233
DaVita
4.625%, 06/01/30(A)	220	211
Embecta
6.750%, 02/15/30(A)	325	312
Insulet
6.500%, 04/01/33(A)	1,055	1,096
IQVIA
5.000%, 10/15/26(A)	1,075	1,074
IQVIA
6.250%, 06/01/32(A)	625	642
Medline Borrower
6.250%, 04/01/29(A)	525	539
Medline Borrower
5.250%, 10/01/29(A)	1,900	1,885
Neogen Food Safety
8.625%, 07/20/30(A)	400	414
Raven Acquisition Holdings
6.875%, 11/15/31(A)	650	649
Select Medical
6.250%, 12/01/32(A)	550	553
Tenet Healthcare
5.125%, 11/01/27	1,225	1,223
Tenet Healthcare
6.125%, 10/01/28	575	576
Tenet Healthcare
6.750%, 05/15/31	450	465
Total Healthcare		12,487

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Homebuilders/Materials/Construction [0.0%]
Victoria
3.750%, 03/15/28	EUR	$381	$179
Hotels and Motels [0.1%]
Marriott Ownership Resorts
4.750%, 01/15/28		1,045	1,022
Travel + Leisure
6.625%, 07/31/26(A)		938	948
Total Hotels and Motels			1,970
Independent Energy [0.5%]
Aethon United BR
7.500%, 10/01/29(A)		475	498
Antero Resources
7.625%, 02/01/29(A)		159	163
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		375	458
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)		883	899
6.625%, 07/15/33(A)		275	279
Civitas Resources
8.375%, 07/01/28(A)		325	333
Civitas Resources
8.625%, 11/01/30(A)		225	228
Civitas Resources
8.750%, 07/01/31(A)		150	152
Civitas Resources
9.625%, 06/15/33(A)		125	128
CNX Resources
7.250%, 03/01/32(A)		75	78
Comstock Resources
6.750%, 03/01/29(A)		825	826
Equities
6.375%, 04/01/29(A)		275	284
Expand Energy
7.000%, 10/01/24(C) (D)		575	2
Expand Energy
5.375%, 03/15/30		300	301
Matador Resources
6.500%, 04/15/32(A)		450	450
Matador Resources
6.250%, 04/15/33(A)		100	99
Permian Resources Operating
5.375%, 01/15/26(A)		350	349
Permian Resources Operating
6.250%, 02/01/33(A)		175	177
Range Resources
8.250%, 01/15/29		500	515
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		150	157

Description		Face Amount (000)(1)	Value (000)
SM Energy
6.750%, 09/15/26		$625	$625
SM Energy
7.000%, 08/01/32(A)		100	99
TGNR Intermediate Holdings
5.500%, 10/15/29(A)		600	581
Total Independent Energy			7,681
Industrial - Other [0.2%]
Hillenbrand
6.250%, 02/15/29		375	382
Madison IAQ
5.875%, 06/30/29(A)		1,525	1,500
SPX FLOW
8.750%, 04/01/30(A)		900	935
Total Industrial - Other			2,817
Insurance [0.2%]
APH Somerset Investor 2
7.875%, 11/01/29(A)		995	1,018
Howden UK Refinance
7.250%, 02/15/31(A)		500	518
Howden UK Refinance
8.125%, 02/15/32(A)		1,965	2,043
Total Insurance			3,579
Insurance - P&C [1.5%]
Acrisure
7.500%, 11/06/30(A)		1,295	1,338
Acrisure
6.750%, 07/01/32(A)		125	127
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		680	680
Alliant Holdings Intermediate
5.875%, 11/01/29(A)		250	246
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	750
Alliant Holdings Intermediate
7.375%, 10/01/32(A)		350	361
AmWINS Group
6.375%, 02/15/29(A)		125	127
AmWINS Group
4.875%, 06/30/29(A)		1,300	1,263
Ardonagh Finco
7.750%, 02/15/31(A)		2,305	2,410
Ardonagh Group Finance
8.875%, 02/15/32(A)		2,425	2,548
AssuredPartners
5.625%, 01/15/29(A)		775	773

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
AssuredPartners
7.500%, 02/15/32(A)		$275	$294
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)		1,795	1,866
BroadStreet Partners
5.875%, 04/15/29(A)		1,450	1,432
HUB International
5.625%, 12/01/29(A)		1,075	1,075
HUB International
7.250%, 06/15/30(A)		1,200	1,253
HUB International
7.375%, 01/31/32(A)		900	942
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	927
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		600	640
Panther Escrow Issuer
7.125%, 06/01/31(A)		1,975	2,052
Ryan Specialty
4.375%, 02/01/30(A)		300	290
Ryan Specialty
5.875%, 08/01/32(A)		2,322	2,340
USI
7.500%, 01/15/32(A)		1,400	1,477
Total Insurance - P&C			25,211
Internet Connectiv Svcs [0.1%]
United Group BV
6.393%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	587
6.393%, EUR003M + 4.250%, 02/15/31(B)	EUR	630	740
Total Internet Connectiv Svcs			1,327
Internet Content-Entmnt [0.1%]
Snap
6.875%, 03/01/33(A)		1,000	1,026
Investment Bank/Broker-Dealer [0.1%]
Aretec Group
10.000%, 08/15/30(A)		935	1,027
VFH Parent
7.500%, 06/15/31(A)		885	929
Total Investment Bank/Broker-Dealer			1,956

Description		Face Amount (000)(1)	Value (000)
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		$1,006	$1,003
Leisure [0.5%]
Carnival
6.000%, 05/01/29(A)		575	581
Carnival
7.000%, 08/15/29(A)		175	184
Carnival
5.750%, 03/15/30(A)		200	204
Carnival
5.875%, 06/15/31(A)		200	204
Carnival
6.125%, 02/15/33(A)		225	230
NCL
5.875%, 03/15/26(A)		84	84
5.875%, 02/15/27(A)		985	989
NCL
8.125%, 01/15/29(A)		250	263
NCL
7.750%, 02/15/29(A)		125	133
NCL
6.750%, 02/01/32(A)		375	384
NCL Finance
6.125%, 03/15/28(A)		200	203
Royal Caribbean Cruises
5.500%, 08/31/26(A)		350	351
Royal Caribbean Cruises
5.375%, 07/15/27(A)		525	528
Royal Caribbean Cruises
5.625%, 09/30/31(A)		100	101
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	283
Royal Caribbean Cruises
6.000%, 02/01/33(A)		175	178
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		900	880
Six Flags Entertainment
7.250%, 05/15/31(A)		875	900
VOC Escrow
5.000%, 02/15/28(A)		1,005	1,000
Total Leisure			7,680
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	526
Hilton Domestic Operating
3.750%, 05/01/29(A)		375	359
Hilton Domestic Operating
5.875%, 03/15/33(A)		300	306

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
RHP Hotel Properties
6.500%, 04/01/32(A)		$425	$437
6.500%, 06/15/33(A)		125	128
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	367
XHR
6.625%, 05/15/30(A)		250	255
Total Lodging			2,378
Machinery [0.2%]
BWX Technologies
4.125%, 06/30/28(A)		2,065	2,013
Manitowoc
9.250%, 10/01/31(A)		955	1,005
Total Machinery			3,018
Machinery-Pumps [0.0%]
CEME
6.480%, EUR003M + 4.500%, 09/30/31(B)	EUR	500	589
Media Entertainment [0.3%]
Gray Media
5.375%, 11/15/31(A)		350	261
Lamar Media
4.875%, 01/15/29		575	568
Nexstar Broadcasting
5.625%, 07/15/27(A)		200	200
Outfront Media Capital
4.625%, 03/15/30(A)		925	884
Sinclair Television Group
5.500%, 03/01/30(A)		300	242
Sinclair Television Group
4.375%, 12/31/32(A)		175	123
Stagwell Global
5.625%, 08/15/29(A)		1,300	1,243
Univision Communications
8.000%, 08/15/28(A)		250	254
Univision Communications
4.500%, 05/01/29(A)		225	204
Univision Communications
7.375%, 06/30/30(A)		700	688
Total Media Entertainment			4,667
Medical Labs and Testing Srv [0.0%]
Kepler
6.108%, EUR003M + 4.125%, 12/18/29(B)	EUR	200	237

Description		Face Amount (000)(1)	Value (000)
Medical Products & Services [0.1%]
Dolcetto Holdco
5.557%, EUR003M + 3.625%, 07/14/32(B)	EUR	$100	$118
LifePoint Health
9.875%, 08/15/30(A)		450	487
LifePoint Health
11.000%, 10/15/30(A)		470	518
RAY Financing
6.029%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	473
Total Medical Products & Services			1,596
Metal-Copper [0.6%]
First Quantum Minerals
6.875%, 10/15/27(A)		245	245
First Quantum Minerals
9.375%, 03/01/29(A)		2,345	2,492
First Quantum Minerals
8.000%, 03/01/33(A)		7,170	7,354
Total Metal-Copper			10,091
Metal-Iron [0.4%]
Champion Iron Canada
7.875%, 07/15/32(A)		510	517
Mineral Resources
8.125%, 05/01/27(A)		815	815
Mineral Resources
9.250%, 10/01/28(A)		495	506
Mineral Resources, MTN
8.000%, 11/01/27(A)		490	492
Mineral Resources, MTN
8.500%, 05/01/30(A)		205	204
Samarco Mineracao
9.500%cash/0% PIK, 06/30/31		4,063	3,994
Total Metal-Iron			6,528
Metals & Mining [0.8%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		565	593
Arsenal AIC Parent
8.000%, 10/01/30(A)		535	571
Arsenal AIC Parent
11.500%, 10/01/31(A)		890	998
Cleveland-Cliffs
4.625%, 03/01/29(A)		650	597
Cleveland-Cliffs
6.875%, 11/01/29(A)		125	123
Cleveland-Cliffs
7.500%, 09/15/31(A)		175	169

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Cleveland-Cliffs
7.000%, 03/15/32(A)		$1,770	$1,668
Cleveland-Cliffs
7.375%, 05/01/33(A)		575	540
Coeur Mining
5.125%, 02/15/29(A)		650	634
Ivanhoe Mines
7.875%, 01/23/30		1,155	1,153
7.875%, 01/23/30(A)		2,180	2,176
Kaiser Aluminum
4.500%, 06/01/31(A)		550	514
Vedanta Resources Finance II
10.250%, 06/03/28(A)		1,150	1,196
Vedanta Resources Finance II
10.875%, 09/17/29(A)		720	745
Vedanta Resources Finance II
9.475%, 07/24/30(A)		1,860	1,853
Total Metals & Mining			13,530
Midstream [0.6%]
Antero Midstream Partners
5.750%, 03/01/27(A)		2,025	2,023
Aris Water Holdings
7.250%, 04/01/30(A)		375	387
Blue Racer Midstream
7.000%, 07/15/29(A)		150	156
Blue Racer Midstream
7.250%, 07/15/32(A)		200	212
CNX Midstream Partners
4.750%, 04/15/30(A)		875	826
DT Midstream
4.375%, 06/15/31(A)		950	909
Hess Midstream Operations
5.125%, 06/15/28(A)		825	819
Northriver Midstream Finance
6.750%, 07/15/32(A)		700	724
Rockies Express Pipeline
6.750%, 03/15/33(A)		300	313
Suburban Propane Partners
5.875%, 03/01/27		750	750
Suburban Propane Partners
5.000%, 06/01/31(A)		375	355
Targa Resources Partners
6.500%, 07/15/27		850	851
Venture Global Plaquemines LNG
7.500%, 05/01/33(A)		625	669
Venture Global Plaquemines LNG
7.750%, 05/01/35(A)		1,440	1,559
Total Midstream			10,553

Description		Face Amount (000)(1)	Value (000)
Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	$552	$565
Motion Pictures and Services [0.1%]
Warnermedia Holdings
4.279%, 03/15/32		1,821	1,393
Total Motion Pictures and Services			1,393
Non-Ferrous Metals [0.2%]
Navoiyuran State Enterprise
6.700%, 07/02/30(A)		3,215	3,223
Oil Field Services [0.4%]
Archrock Partners
6.875%, 04/01/27(A)		1,300	1,302
Archrock Partners
6.625%, 09/01/32(A)		125	127
Kodiak Gas Services
7.250%, 02/15/29(A)		725	750
Nabors Industries
7.375%, 05/15/27(A)		150	148
Nabors Industries
7.500%, 01/15/28(A)		250	221
Nabors Industries
9.125%, 01/31/30(A)		100	96
Nabors Industries
8.875%, 08/15/31(A)		225	167
ORO SG Pte
12.000%, 12/20/25(C) (D)		9,965	10
Precision Drilling
7.125%, 01/15/26(A)		196	196
Precision Drilling
6.875%, 01/15/29(A)		200	198
Tidewater
9.125%, 07/15/30(A)		1,005	1,034
Transocean Titan Financing
8.375%, 02/01/28(A)		861	878
USA Compression Partners
7.125%, 03/15/29(A)		1,225	1,255
Total Oil Field Services			6,382
Packaging [0.4%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)		836	35
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		975	890
Ardagh Packaging Finance
5.250%, 08/15/27(A)		1,300	580

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ball
6.000%, 06/15/29	$675	$691
Clydesdale Acquisition Holdings
6.875%, 01/15/30(A)	275	281
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)	1,150	1,176
Clydesdale Acquisition Holdings
6.750%, 04/15/32(A)	250	257
Crown Americas
5.875%, 06/01/33(A)	250	252
Mauser Packaging Solutions Holding
7.875%, 04/15/27(A)	375	381
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)	325	323
OI European Group BV
4.750%, 02/15/30(A)	500	480
Owens-Brockway Glass Container
7.375%, 06/01/32(A)	175	178
Sealed Air
7.250%, 02/15/31(A)	550	579
Sealed Air
6.500%, 07/15/32(A)	450	466
Trivium Packaging Finance BV
8.250%, 07/15/30(A)	225	238
Trivium Packaging Finance BV
12.250%, 01/15/31(A)	250	268
Total Packaging		7,075
Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)	575	544
Graphic Packaging International
4.750%, 07/15/27(A)	300	295
Graphic Packaging International
3.500%, 03/15/28(A)	300	287
Total Paper		1,126
Paper & Related Products [0.4%]
LD Celulose International GmbH
7.950%, 01/26/32	2,160	2,274
7.950%, 01/26/32(A)	3,720	3,915
Total Paper & Related Products		6,189
Petroleum & Fuel Products [6.0%]
Borr IHC
10.375%, 11/15/30(A)	324	285
California Resources
8.250%, 06/15/29(A)	955	980

Description	Face Amount (000)(1)	Value (000)
Cosan Overseas
8.250%, 02/05/74	$5,723	$5,761
Ecopetrol
4.625%, 11/02/31	7,550	6,376
Ecopetrol
8.875%, 01/13/33	5,142	5,302
Ecopetrol
8.375%, 01/19/36	1,080	1,042
Ecopetrol
5.875%, 05/28/45	4,500	3,105
Energean Israel Finance
5.375%, 03/30/28(A)	4,153	3,951
Geopark
5.500%, 01/17/27	7,780	7,452
Gulfport Energy Operating
6.750%, 09/01/29(A)	350	358
Hilcorp Energy I
8.375%, 11/01/33(A)	2,024	2,104
Kosmos Energy
7.500%, 03/01/28	405	333
Kosmos Energy
8.750%, 10/01/31(A)	6,210	4,602
Leviathan Bond
6.500%, 06/30/27(A)	2,906	2,881
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	1,500	1,511
Matador Resources
6.875%, 04/15/28(A)	505	515
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,915
Noble Finance II
8.000%, 04/15/30(A)	720	733
Oro Negro Drilling Pte
0.000%, * (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	9,659
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	1,264
Petroleos del Peru
4.750%, 06/19/32	2,900	2,240
Petroleos del Peru
5.625%, 06/19/47	2,025	1,275
Petroleos Mexicanos
5.950%, 01/28/31	8,590	7,767
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,500
Prairie Acquiror
9.000%, 08/01/29(A)	950	988
Puma International Financing
7.750%, 04/25/29	1,408	1,447

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Raizen Fuels Finance
6.450%, 03/05/34		$2,230	$2,233
Rockies Express Pipeline
4.950%, 07/15/29(A)		522	512
Rockies Express Pipeline
7.500%, 07/15/38(A)		1,231	1,249
Seadrill Finance
8.375%, 08/01/30(A)		650	662
Tallgrass Energy Partners
7.375%, 02/15/29(A)		545	560
Transocean
8.750%, 02/15/30(A)		504	518
Transocean Aquila
8.000%, 09/30/28(A)		905	912
Valaris
8.375%, 04/30/30(A)		515	528
Venture Global LNG
9.500%, 02/01/29(A)		1,513	1,648
Venture Global LNG
9.000%, H15T5Y + 5.440%, 03/30/74(A) (B)		680	662
Vista Energy Argentina SAU
8.500%, 06/10/33(A)		1,280	1,291
Vista Energy Argentina SAU
7.625%, 12/10/35(A)		3,700	3,587
YPF
6.950%, 07/21/27		4,610	4,595
YPF
9.500%, 01/17/31		2,800	2,932
Total Petroleum & Fuel Products			99,258
Pharmaceuticals [0.4%]
1261229 BC
10.000%, 04/15/32(A)		875	883
Bausch Health
4.875%, 06/01/28(A)		500	422
Bausch Health
5.000%, 02/15/29(A)		225	157
Bausch Health
7.250%, 05/30/29(A)		425	304
Emergent BioSolutions
3.875%, 08/15/28(A)		1,020	815
Grifols
4.750%, 10/15/28(A)		1,175	1,130
Opal Bidco SAS
6.500%, 03/31/32(A)		885	903
Organon
4.125%, 04/30/28(A)		1,055	1,015
Organon
5.125%, 04/30/31(A)		375	326
Organon
6.750%, 05/15/34(A)		225	216

Description		Face Amount (000)(1)	Value (000)
Organon
7.875%, 05/15/34(A)		$650	$587
Total Pharmaceuticals			6,758
Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		333	336
Printing & Publishing [0.1%]
Cimpress
7.375%, 09/15/32(A)		1,015	969
Deluxe
8.125%, 09/15/29(A)		395	408
Total Printing & Publishing			1,377
Real Estate [0.0%]
Emeria SASU
7.750%, 03/31/28	EUR	350	383
Real Estate Investment Trusts [0.2%]
Apollo Commercial Real Estate Finance
4.625%, 06/15/29(A)		560	532
Blackstone Mortgage Trust
7.750%, 12/01/29(A)		490	521
Brookfield Property REIT
5.750%, 05/15/26(A)		1,508	1,504
Global Net Lease
3.750%, 12/15/27(A)		535	511
Total Real Estate Investment Trusts			3,068
Real Estate Oper/Develop [0.7%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	196
Howard Hughes
5.375%, 08/01/28(A)		2,055	2,043
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	86
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/73(B)		3,875	3,865
Pakuwon Jati
4.875%, 04/29/28		5,600	5,442
Total Real Estate Oper/Develop			11,632
Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	231

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
1011778 BC ULC
5.625%, 09/15/29(A)		$175	$177
1011778 BC ULC
4.000%, 10/15/30(A)		2,025	1,887
KFC Holding
4.750%, 06/01/27(A)		975	972
Total Restaurants			3,267
Retail [0.7%]
Asbury Automotive Group
4.750%, 03/01/30		230	223
Bath & Body Works
6.750%, 07/01/36		1,120	1,138
BlueLinx Holdings
6.000%, 11/15/29(A)		1,140	1,096
Carvana
9.000%cash/0% PIK, 06/01/30(A)		1,453	1,528
FirstCash
5.625%, 01/01/30(A)		1,089	1,086
FirstCash
6.875%, 03/01/32(A)		2,215	2,292
Foot Locker
4.000%, 10/01/29(A)		414	390
Future Retail
5.600%, 01/22/25(C)		16,200	2
Lithia Motors
4.375%, 01/15/31(A)		1,080	1,027
Macy's Retail Holdings
5.125%, 01/15/42		485	332
Quicktop Holdco
6.536%, EUR003M + 4.500%, 03/21/30(A) (B)	EUR	100	120
QVC
5.450%, 08/15/34		1,480	579
Walgreens Boots Alliance
4.500%, 11/18/34		1,270	1,237
Total Retail			11,050
Retailers [0.4%]
Academy
6.000%, 11/15/27(A)		1,690	1,693
Asbury Automotive Group
4.625%, 11/15/29(A)		600	579
Asbury Automotive Group
5.000%, 02/15/32(A)		1,625	1,546
Belron UK Finance
5.750%, 10/15/29(A)		200	202
Gap
3.625%, 10/01/29(A)		225	209

Description		Face Amount (000)(1)	Value (000)
Gap
3.875%, 10/01/31(A)		$225	$202
Group 1 Automotive
6.375%, 01/15/30(A)		855	878
Hanesbrands
9.000%, 02/15/31(A)		325	344
LCM Investments Holdings II
4.875%, 05/01/29(A)		100	97
LCM Investments Holdings II
8.250%, 08/01/31(A)		800	851
Sally Holdings
6.750%, 03/01/32		375	385
William Carter
5.625%, 03/15/27(A)		400	398
Total Retailers			7,384
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	43
Steel & Steel Works [0.2%]
CSN Islands XI
6.750%, 01/28/28		800	756
Usiminas International Sarl
7.500%, 01/27/32(A)		2,610	2,662
Total Steel & Steel Works			3,418
Supermarkets [0.0%]
Albertsons
6.500%, 02/15/28(A)		200	205
Albertsons
6.250%, 03/15/33(A)		250	257
Total Supermarkets			462
Technology [2.4%]
Amentum Holdings
7.250%, 08/01/32(A)		2,665	2,743
AthenaHealth Group
6.500%, 02/15/30(A)		1,450	1,427
CACI International
6.375%, 06/15/33(A)		800	825
Capstone Borrower
8.000%, 06/15/30(A)		775	807
Central Parent
7.250%, 06/15/29(A)		175	142
Clarivate Science Holdings
4.875%, 07/01/29(A)		1,175	1,106
Cloud Software Group
6.500%, 03/31/29(A)		2,980	3,008

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Cloud Software Group
9.000%, 09/30/29(A)		$2,095	$2,169
Cloud Software Group
8.250%, 06/30/32(A)		225	239
Coherent
5.000%, 12/15/29(A)		850	835
Consensus Cloud Solutions
6.000%, 10/15/26(A)		525	522
Consensus Cloud Solutions
6.500%, 10/15/28(A)		625	622
CoreWeave
9.250%, 06/01/30(A)		1,740	1,778
Elastic
4.125%, 07/15/29(A)		775	740
Ellucian Holdings
6.500%, 12/01/29(A)		200	205
Entegris
4.750%, 04/15/29(A)		350	346
Entegris
5.950%, 06/15/30(A)		1,175	1,193
Fair Isaac
6.000%, 05/15/33(A)		748	755
Fortress Intermediate 3
7.500%, 06/01/31(A)		450	471
Gen Digital
6.250%, 04/01/33(A)		250	257
HealthEquity
4.500%, 10/01/29(A)		1,225	1,191
Insight Enterprises
6.625%, 05/15/32(A)		400	412
Iron Mountain
7.000%, 02/15/29(A)		1,225	1,268
McAfee
7.375%, 02/15/30(A)		1,900	1,795
Millennium Escrow
6.625%, 08/01/26(A)		425	349
NCR Atleos
9.500%, 04/01/29(A)		225	246
NCR Voyix
5.125%, 04/15/29(A)		500	492
Open Text
3.875%, 02/15/28(A)		1,125	1,090
Rocket Software
6.500%, 02/15/29(A)		1,450	1,407
Seagate Data Storage Technology Pte
5.875%, 07/15/30(A)		125	127
Seagate HDD Cayman
9.625%, 12/01/32		750	845
Seagate HDD Cayman
5.750%, 12/01/34		510	503
Sensata Technologies BV
4.000%, 04/15/29(A)		600	571

Description		Face Amount (000)(1)	Value (000)
Sensata Technologies BV
5.875%, 09/01/30(A)		$275	$276
Shift4 Payments
6.750%, 08/15/32(A)		2,196	2,281
SS&C Technologies
5.500%, 09/30/27(A)		1,375	1,374
Synaptics
4.000%, 06/15/29(A)		1,100	1,041
TTM Technologies
4.000%, 03/01/29(A)		225	214
UKG
6.875%, 02/01/31(A)		1,300	1,349
Viavi Solutions
3.750%, 10/01/29(A)		325	303
Zebra Technologies
6.500%, 06/01/32(A)		200	206
ZipRecruiter
5.000%, 01/15/30(A)		2,525	2,145
Total Technology			39,675
Telecommunications [0.0%]
Altice France
8.125%, 02/01/27(A)		860	774
Telephones & Telecommunications [3.3%]
Africell Holding
10.500%, 10/23/29(A)		7,540	7,324
Axian Telecom
7.375%, 02/16/27		1,600	1,616
7.375%, 02/16/27(A)		8,545	8,631
Axian Telecom Holding & Management
7.250%, 07/11/30(A)		5,880	5,850
Connect Finco SARL
9.000%, 09/15/29(A)		3,145	3,161
Digicel
6.750%, 03/01/23(A) (C)		4,800	96
Eutelsat
1.500%, 10/13/28	EUR	300	321
Fibercop
4.993%, EUR003M + 3.000%, 06/30/31(B)	EUR	300	353
Iliad Holding SASU
8.500%, 04/15/31(A)		1,025	1,097
Level 3 Financing
10.750%, 12/15/30(A)		875	993
Level 3 Financing
10.000%, 10/15/32(A)		525	530
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,556

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Liquid Telecommunications Financing
5.500%, 09/04/26		$2,510	$2,131
Millicom International Cellular
4.500%, 04/27/31		3,485	3,182
Sable International Finance
7.125%, 10/15/32(A)		500	501
Telecom Argentina
8.000%, 07/18/26		2,930	2,940
Telecom Argentina
9.250%, 05/28/33(A)		6,900	7,022
Turkcell Iletisim Hizmetleri
7.450%, 01/24/30(A)		4,430	4,505
VEON Holdings BV, MTN
3.375%, 11/25/27		1,750	1,612
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	448
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		525	546
Total Telephones & Telecommunications			55,415
Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	274
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	99
Total Textile-Products			373
Transportation Services [1.0%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,480	3,941
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		4,160	4,323
Sabre GLBL
11.250%, 12/15/27(A)		885	925
Sabre GLBL
10.750%, 11/15/29(A)		500	514
Stena International
7.250%, 01/15/31(A)		450	451
Transnet SOC
8.250%, 02/06/28		3,950	4,085
Viking Cruises
9.125%, 07/15/31(A)		2,758	2,971
Watco
7.125%, 08/01/32(A)		350	366
Total Transportation Services			17,576

Description		Face Amount (000)(1)	Value (000)
Transport-Equip and Leasng [0.1%]
FTAI Aviation Investors
7.875%, 12/01/30(A)		$975	$1,034
Utility - Electric [0.5%]
Calpine
4.500%, 02/15/28(A)		925	918
Calpine
5.125%, 03/15/28(A)		325	324
NRG Energy
6.000%, 02/01/33(A)		550	555
NRG Energy
6.250%, 11/01/34(A)		1,510	1,541
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,113
TransAlta
7.750%, 11/15/29		100	105
Vistra Operations
5.500%, 09/01/26(A)		1,000	1,001
Vistra Operations
5.625%, 02/15/27(A)		325	325
Vistra Operations
7.750%, 10/15/31(A)		1,545	1,644
XPLR Infrastructure Operating Partners
4.500%, 09/15/27(A)		225	220
XPLR Infrastructure Operating Partners
7.250%, 01/15/29(A)		500	513
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(A)		75	80
XPLR Infrastructure Operating Partners
8.625%, 03/15/33(A)		475	509
Total Utility - Electric			8,848
Water [0.2%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		2,450	2,450
Total Corporate Bonds
Cost ($870,618)			773,096
Collateralized Loan Obligations [19.4%]
Non-Agency Mortgage Backed Obligation [19.4%]
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
7.995%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,323

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
7.995%, EUR003M + 6.020%, 09/15/34(B)	EUR	$1,000	$1,161
Anchorage Capital CLO 21, Ser 2025-21A, Cl ER
10.520%, TSFR3M + 6.250%, 10/20/34(A) (B)		3,000	2,988
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
10.769%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	2,345
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
8.158%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,184
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
7.868%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,166
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
10.385%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,344
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
8.169%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,473
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
8.069%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,521
ARBOUR CLO IX DAC, Ser 2021-9X, Cl F
10.569%, EUR003M + 8.290%, 04/15/34(B)	EUR	1,000	1,158
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
10.235%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	1,148
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
10.929%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	4,035
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
3.629%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	14,000	16,476
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
8.483%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,146

Description		Face Amount (000)(1)	Value (000)
Barings Euro CLO DAC, Ser 2021-2X, Cl E
8.449%, EUR003M + 6.170%, 10/15/34(B)	EUR	$1,374	$1,573
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
9.018%, EUR003M + 6.860%, 07/25/35(B)	EUR	2,220	2,570
Barings Euro CLO DAC, Ser 2022-3X, Cl D
5.761%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,165
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.366%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,432
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
10.895%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,442
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
8.496%, EUR003M + 6.260%, 01/20/36(B)	EUR	1,350	1,589
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
5.379%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,344
BNPP AM Euro CLO 2017 DAC, Ser 2017-1X, Cl E
6.979%, EUR003M + 4.700%, 10/15/31(B)	EUR	4,000	4,570
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
7.866%, EUR003M + 5.630%, 07/22/32(B)	EUR	1,000	1,155
BNPP AM Euro CLO 2021 DAC, Ser 2021-1X, Cl E
7.775%, EUR003M + 5.800%, 12/15/33(B)	EUR	1,020	1,181
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
7.849%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,898
Cairn CLO, Ser 2025-19A, Cl E
8.595%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,353
Cairn CLO XI DAC, Ser 2019-11X, Cl E
9.049%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,718

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
3.269%, EUR003M + 0.990%, 07/15/34(B)	EUR	$3,400	$3,990
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.356%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,176
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.284%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,179
Carlyle Euro CLO DAC, Ser 2019-1X, Cl D
8.095%, EUR003M + 6.120%, 03/15/32(B)	EUR	1,000	1,158
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
8.749%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,905
Carlyle Euro CLO DAC, Ser 2021-2X, Cl D
8.339%, EUR003M + 6.060%, 01/15/34(B)	EUR	1,033	1,190
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
5.643%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,567
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
8.603%, EUR003M + 6.460%, 02/15/35(B)	EUR	2,700	3,131
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
6.738%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,761
Carlyle Global Market Strategies Euro CLO DAC, Ser 2020-1X, Cl DR
7.752%, EUR003M + 5.500%, 01/16/33(B)	EUR	3,000	3,477
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
8.788%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,681
Cathedral Lake VIII, Ser 2021-8A, Cl E
12.021%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,967

Description		Face Amount (000)(1)	Value (000)
Clonmore Park CLO DAC, Ser 2024-1X, Cl AR
3.575%, EUR003M + 1.500%, 08/21/35(B)	EUR	$2,000	$2,358
Contego CLO VII DAC, Ser 2025-7A, Cl ER
8.143%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	1,534
CQS US CLO, Ser 2021-1A, Cl DJ
9.511%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	301
Crown Point CLO 10, Ser 2021-10A, Cl E
11.381%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,486
CVC Cordatus Loan Fund IV DAC, Ser 2021-4X, Cl FRRR
10.120%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	702
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
8.704%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,181
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
7.624%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,171
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
10.714%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,535
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
10.755%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,962
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
10.406%, TSFR3M + 6.150%, 10/15/37(A) (B)		2,200	2,194
Diameter Capital CLO 5, Ser 2023-5A, Cl D
11.826%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	2,024
Dryden 29 Euro CLO 2013 DAC, Ser 2018-29X, Cl ERR
7.029%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	1,066
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
8.593%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,930

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
7.646%, EUR003M + 5.410%, 01/18/32(B)	EUR	$1,200	$1,399
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
8.606%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	5,336
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
8.246%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,882
Dryden 89 Euro CLO 2020 DAC, Ser 2021-89X, Cl E
8.396%, EUR003M + 6.160%, 10/18/34(B)	EUR	1,500	1,779
Dryden 91 Euro CLO 2021 DAC, Ser 2024-91X, Cl AR
3.556%, EUR003M + 1.320%, 01/18/38(B)	EUR	6,000	7,066
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
11.031%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	4,126
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
10.171%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	571
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
7.963%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,566
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl AR
3.779%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,933
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.279%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR	1,000	1,182
Halseypoint CLO 7, Ser 2023-7A, Cl A
6.522%, TSFR3M + 2.250%, 07/20/36(A) (B)		4,000	3,999
Harriman Park CLO, Ser 2021-1A, Cl ER
10.931%, TSFR3M + 6.662%, 04/20/34(A) (B)		1,300	1,295
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.389%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,719

Description		Face Amount (000)(1)	Value (000)
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
10.546%, EUR003M + 8.310%, 10/20/32(B)	EUR	$1,500	$1,746
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
5.729%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,652
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
5.579%, EUR003M + 3.300%, 04/15/34(B)	EUR	4,729	5,485
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
5.763%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,793
Hayfin US XV, Ser 2024-15A, Cl A1
5.923%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,506
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.448%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,238
ICG Euro CLO DAC, Ser 2021-1X, Cl E
8.739%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,341
ICG Euro CLO DAC, Ser 2021-1X, Cl F
11.099%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	1,155
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
8.373%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	2,000	2,354
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.633%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,957
KKR CLO 14, Ser 2018-14, Cl ER
10.668%, TSFR3M + 6.412%, 07/15/31(A) (B)		4,600	4,466
Logiclane I CLO DAC, Ser 2022-1X, Cl A
3.249%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,885
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.479%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	176

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
11.099%, EUR003M + 8.820%, 07/15/32(B)	EUR	$1,770	$2,086
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
8.299%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,169
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
3.749%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,894
Madison Park Funding XXVIII, Ser 2024-28A, Cl ER
10.606%, TSFR3M + 6.350%, 01/15/38(A) (B)		4,000	3,982
Marble Point CLO XX, Ser 2021-1A, Cl E
11.651%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	996
Milford Park CLO, Ser 2025-1A, Cl FR
11.520%, TSFR3M + 7.250%, 01/20/38(A) (B)		1,000	955
Mountain View Clo XV, Ser 2024-2A, Cl A1R
5.926%, TSFR3M + 1.670%, 07/15/37(A) (B)		4,500	4,514
Neuberger Berman Loan Advisers CLO 36, Ser 2024-36X, Cl ER2
11.570%, TSFR3M + 7.300%, 04/20/33(B)		1,000	1,001
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
10.136%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	2,245
Northwoods Capital 20, Ser 2021-20A, Cl ER
12.393%, TSFR3M + 8.112%, 01/25/32(A) (B)		2,438	2,428
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
5.486%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,617
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
8.296%, EUR003M + 6.060%, 07/22/34(B)	EUR	2,300	2,631
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
10.866%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	3,491

Description		Face Amount (000)(1)	Value (000)
Northwoods Capital 25, Ser 2021-25A, Cl E
11.671%, TSFR3M + 7.402%, 07/20/34(A) (B)		$2,000	$1,992
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.836%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,584
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
8.606%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,182
OAK Hill European Credit Partners VII DAC, Ser 2018-7X, Cl F
9.386%, EUR003M + 7.150%, 10/20/31(B)	EUR	1,000	1,173
Obra CLO 1, Ser 2024-1A, Cl E
11.173%, TSFR3M + 6.750%, 01/20/38(A) (B)		1,250	1,248
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
10.156%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,600
Park Blue CLO, Ser 2024-1A, Cl A1R
5.690%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,480
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
11.170%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	1,006
Pikes Peak CLO 6, Ser 2025-6A, Cl FRR
11.724%, TSFR3M + 7.400%, 05/18/34(A) (B)		1,000	970
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
8.636%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,368
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
5.641%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,588
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.411%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,936
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
11.091%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,164

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Rockford Tower Europe CLO DAC, Ser 2024-1X, Cl FR
10.491%, EUR003M + 8.300%, 04/24/37(B)	EUR	$1,150	$1,301
Sandstone Peak III, Ser 2024-1A, Cl A1
5.912%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	10,028
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
9.404%, TSFR3M + 5.132%, 10/22/34(A) (B)		1,675	1,665
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
10.520%, TSFR3M + 6.250%, 07/20/34(A) (B)		1,000	966
Sculptor CLO XXVIII, Ser 2025-28A, Cl ER
10.570%, TSFR3M + 6.300%, 01/20/35(A) (B)		2,000	1,944
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
5.879%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,176
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
8.169%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,295
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
5.679%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,587
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
8.433%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,181
St. Paul's CLO IX DAC, Ser 2022-9X, Cl ER
9.386%, EUR003M + 7.150%, 07/20/35(B)	EUR	1,000	1,180
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
8.401%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,176
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
8.356%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,639
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
6.863%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	3,289

Description		Face Amount (000)(1)	Value (000)
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
5.986%, EUR003M + 3.750%, 04/22/35(B)	EUR	$250	$294
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
8.596%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,743
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
7.599%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	2,010
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
5.920%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,528
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.274%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,170
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
8.599%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,285
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
8.628%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,322
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
8.579%, EUR003M + 6.300%, 07/15/34(B)	EUR	3,500	4,084
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
8.755%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,373
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
9.303%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	3,104
Trimaran Cavu, Ser 2019-2A, Cl D
11.481%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,734
Trimaran Cavu, Ser 2021-3A, Cl E
11.901%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	1,977
Trimaran Cavu, Ser 2024-1A, Cl ER
11.192%, TSFR3M + 6.920%, 10/22/37(A) (B)		3,000	2,989

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
10.270%, TSFR3M + 6.000%, 01/20/37(A) (B)	$3,060	$3,009
Total Collateralized Loan Obligations
Cost ($302,853)		322,040
Loan Participations [16.5%]
Aerospace and Defense [0.3%]
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
8.177%, CME Term SOFR + 3.500%, 08/03/29(B)	1,408	1,409
KBR, Term Loan B, 1st Lien
6.327%, 01/19/31	755	757
LSF11 Trinity Bidco, Inc., Initial Term Loan, 1st Lien
7.321%, CME Term SOFR + 3.000%, 06/14/30(B)	905	908
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.046%, CME Term SOFR + 2.750%, 03/22/30(B)	923	926
TransDigm Inc., Tranche L Term Loan, 1st Lien
6.796%, CME Term SOFR + 2.500%, 01/19/32(B)	1,040	1,041
Vertex Aerospace Services LLC, 2024 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 12/06/30(B)	746	744
Total Aerospace and Defense		5,785
Automobile [0.1%]
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
4.929%, Euribor + 3.000%, 07/16/31(B)	1,177	1,380
Banking [0.1%]
Nexus Buyer LLC, Initial Term Loan, 1st Lien
7.827%, CME Term SOFR + 3.500%, 07/31/31(B)	1,294	1,298
Beverage, Food and Tobacco [0.3%]
Froneri International Limited, Facility B3, 1st Lien
5.098%, Euribor + 2.500%, 09/30/31(B)	1,000	1,158
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.561%, CME Term SOFR + 4.250%, 12/04/31(B)	367	369

Description	Face Amount (000)(1)	Value (000)
Peralta Inversiones Globales, S.L.U., Facility B2, 1st Lien
5.779%, Euribor + 3.500%, 07/18/31(B)	$1,000	$1,177
Red SPV, LLC, Initial Term Loan, 1st Lien
6.562%, CME Term SOFR + 2.250%, 03/15/32(B)	470	469
Savor Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
0.000%, UNFND + 0.000%, 02/19/32(B) (F)	44	44
Savor Acquisition, Inc., Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 02/19/32(B)	466	468
United Petfood Finance BV, Facility B, 1st Lien
5.171%, Euribor + 2.750%, 02/26/32(B)	1,000	1,174
Total Beverage, Food and Tobacco		4,859
Broadcasting and Entertainment [0.5%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
9.946%, CME Term SOFR + 5.500%, 02/10/27(B)	632	401
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.256%, CME Term SOFR + 5.000%, 10/31/27(B)	1,597	1,279
Altice France S.A., USD TLB-[14] Loan, 1st Lien
9.756%, CME Term SOFR + 5.500%, 08/15/28(B)	257	232
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.791%, CME Term SOFR + 5.250%, 08/02/29(B)	335	332
Neptune BidCo US Inc., Term Loan, 1st Lien
5.429%, 03/06/28	998	1,169
Nexstar Media Inc., Term B-5 Loan, 1st Lien
6.822%, CME Term SOFR + 2.500%, 06/28/32(B)	305	304
Univision Communications Inc., Tem Loan A, 1st Lien
0.000%, 06/24/27(F)	190	189

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Univision Communications Inc., Tem Loan, 1st Lien
7.941%, 01/31/29	$620	$607
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.676%, CME Term SOFR + 3.250%, 01/31/29(B)	825	817
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.373%, CME Term SOFR + 3.175%, 03/31/31(B)	200	197
Virgin Media Ireland Limited, Facility B1, 1st Lien
5.467%, EURIBOR + 3.500%, 07/15/29(B)	1,000	1,172
Virgin Media SFA, Term Loan, 1st Lien
8.662%, 12/31/29	1,000	1,074
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
6.943%, LIBOR + 2.500%, 04/30/28(B)	1,085	1,059
Total Broadcasting and Entertainment		8,832
Buildings and Real Estate [0.7%]
Amentum Holdings, Inc., Initial Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 09/29/31(B)	932	930
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
7.563%, CME Term SOFR + 3.250%, 06/13/30(B)	590	591
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1st Lien
7.827%, CME Term SOFR + 3.500%, 05/09/29(B)	73	73
Construction Partners, Inc., Closing Date Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 11/03/31(B)	418	419
Covia Holdings LLC, Initial Term Loan, 1st Lien
7.572%, CME Term SOFR + 3.250%, 02/26/32(B)	405	406
Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1st Lien
8.330%, CME Term SOFR + 4.000%, 01/30/31(B)	1,092	1,098

Description	Face Amount (000)(1)	Value (000)
Delachaux Group SAS, 2024 Incremental Facility, 1st Lien
5.436%, Euribor + 3.250%, 04/16/29(B)	$922	$1,083
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 12/08/25(B)	1,865	1,804
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 1st Lien
9.546%, CME Term SOFR + 5.250%, 01/29/31(B)	355	349
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 04/29/29(B)	643	590
Pique Bidco, S.L.U., Facility B3, 1st Lien
5.679%, Euribor + 3.750%, 12/18/30(B)	1,000	1,179
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
5.480%, Euribor + 3.500%, 04/03/31(B)	167	197
Platea (BC) Bidco AB, Facility B, 1st Lien
5.480%, Euribor + 3.500%, 04/03/31(B)	833	983
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 02/10/32(B)	690	689
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan, 1st Lien
7.322%, CME Term SOFR + 3.000%, 04/02/29(B)	512	513
Total Buildings and Real Estate		10,904
Business Equipment & Services [0.0%]
Emerald Expo, Cov-Lite Term Loan B, 1st Lien
8.077%, 01/23/32	591	594
Cargo Transport [0.5%]
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan, 1st Lien
8.260%, CME Term SOFR + 4.000%, 04/08/30(B)	369	370

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Boluda Towage, S.L.U., Facility B3, 1st Lien
5.539%, Euribor + 3.500%, 01/31/30(B)	$1,000	$1,181
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 10/31/31(B)	574	575
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 10/31/31(B)	219	218
Edge Finco PLC, Additional Facility B1, 1st Lien
5.540%, Euribor + 3.500%, 08/22/31(B)	1,000	1,177
GN Loanco, LLC, Term B Loan, 1st Lien
8.780%, CME Term SOFR + 4.500%, 12/19/30(B)	478	474
Radar Bidco SARL, Facility B2 (EUR), 1st Lien
5.849%, Euribor + 3.500%, 04/04/31(B)	1,000	1,180
Ramudden Global (Group) GmbH, Facility B4, 1st Lien
5.376%, Euribor + 3.500%, 12/10/29(B)	1,000	1,150
Rand Parent, LLC, 2025 Refinancing Term B Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 03/17/30(B)	1,332	1,321
Rubix Group Finco Limited, Extended Facility B Additional Facility, 1st Lien
6.138%, Euribor + 4.000%, 09/30/28(B)	1,000	1,179
Total Cargo Transport		8,825
Chemicals [0.0%]
Styrolution, Term Loan, 1st Lien
6.327%, 01/22/27	528	505
Chemicals, Plastics and Rubber [0.7%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
7.927%, CME Term SOFR + 3.500%, 09/30/28(B)	1,933	1,937
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 12/23/31(B)	1,000	985

Description	Face Amount (000)(1)	Value (000)
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 08/18/28(B)	$445	$444
Fortis 333, Inc., Euro Term B Loan, 1st Lien
5.730%, Euribor + 3.750%, 03/29/32(B)	1,000	1,178
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
5.905%, Euribor + 3.925%, 07/03/28(B)	1,000	1,119
Hexion Holdings Corporation, 2024 Refinancing Term Loan, 1st Lien
8.312%, CME Term SOFR + 4.000%, 03/15/29(B)	376	375
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
11.864%, CME Term SOFR + 7.438%, 03/15/30(B)	607	593
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
6.011%, Euribor + 4.000%, 07/08/30(B)	300	352
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
8.677%, CME Term SOFR + 4.250%, 04/02/29(B)	515	478
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 10/07/31(B)	110	100
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/07/31(B)	1,784	1,698
Natgasoline LLC, 2025 Term Loan, 1st Lien
9.827%, CME Term SOFR + 5.500%, 03/29/30(B)	555	550
Rain Carbon, Term Loan, 1st Lien
7.023%, 10/31/28	1,000	1,160
Sirona Bidco, Term Loan, 1st Lien
6.554%, 10/20/28	1,000	877

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.090%, CME Term SOFR + 2.500%, 05/03/28(B)	$736	$315
Total Chemicals, Plastics and Rubber		12,161
Consumer Durables [0.1%]
Justrite (Safety Products) Delay Draw
9.926%, 06/28/26	9	9
Justrite (Safety Products) Term Loan B
8.927%, 06/28/26	1,152	1,149
Total Consumer Durables		1,158
Consumer Products [0.3%]
Sazerac, Term Loan B, 1st Lien
0.000%, 06/25/32(B) (F)	355	355
Stiga SPA, Term Loan B-1, 1st Lien
6.792%, 03/02/26	1,000	1,101
Stiga SPA, Term Loan, 1st Lien
7.292%, 10/29/27	1,604	1,766
Tarkett Partner, Term Loan, 1st Lien
5.730%, 04/21/31(B)	1,000	1,175
Voyapar, Term Loan, 1st Lien
0.000%, 05/08/32(B) (F)	600	593
Total Consumer Products		4,990
Containers, Packaging and Glass [0.1%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
7.114%, EURIBOR + 4.725%, 02/12/26(B)	1,000	1,093
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (USD), 1st Lien
8.307%, CME Term SOFR + 3.750%, 02/04/28(B)	748	746
Domtar Corporation, Initial Term Loan, 1st Lien
9.941%, LIBOR + 5.500%, 11/30/28(B)	369	343
Glatfelter Corporation, Term Loan, 1st Lien
8.583%, CME Term SOFR + 4.250%, 11/04/31(B)	544	532

Description	Face Amount (000)(1)	Value (000)
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 04/20/28(B)	$508	$503
Total Diversified Natural Resources, Precious Metals and Minerals		2,124
Diversified/Conglomerate Manufacturing [0.1%]
Pegasus BidCo B.V., 2024-2 Euro Term Loan, 1st Lien
5.643%, Euribor + 3.500%, 07/12/29(B)	1,000	1,179
Diversified/Conglomerate Service [0.9%]
Ahlstrom, Term Loan B-1, 1st Lien
8.480%, 05/23/30	15	15
Apex Group Treasury Limited, 2025 Refinancing USD Term Loan, 1st Lien
7.825%, CME Term SOFR + 3.500%, 02/27/32(B)	672	669
Cengage Learning, Inc., 2024 Refinancing Term Loan, 1st Lien
7.830%, CME Term SOFR + 3.500%, 03/24/31(B)	825	826
Corpay Technologies Operating Company, LLC, Term B-5 Loan, 1st Lien
6.077%, CME Term SOFR + 1.750%, 04/28/28(B)	953	953
Ensono, Inc., Initial Term Loan, 1st Lien
8.441%, CME Term SOFR + 4.000%, 05/26/28(B)	690	690
Inspired Finco Holdings Limited, Facility B6(A), 1st Lien
5.179%, Euribor + 3.250%, 02/28/31(B)	1,000	1,172
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.458%, CME Term SOFR + 3.250%, 10/09/31(B)	810	810
M2S Group Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.033%, CME Term SOFR + 4.750%, 08/25/31(B)	649	626
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 10/23/28(B)	733	733

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Mermaid Bidco Inc., Facility B (USD), 1st Lien
7.510%, CME Term SOFR + 3.250%, 07/03/31(B)	$788	$788
NAB Holdings, LLC, 2025 Refinancing Term Loan, 1st Lien
6.796%, CME Term SOFR + 2.500%, 11/23/28(B)	510	504
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 11/17/31(B)	1,027	1,029
PHM Group Holding Oyj, Facility B, 1st Lien
5.724%, Euribor + 3.500%, 04/22/32(B)	1,000	1,168
Physician Partners, LLC, Initial Tranche B-1 Term Loan, 1st Lien
5.946%, CME Term SOFR + 1.500%, 12/31/29(B)	476	236
Ren10 Holding AB, 2024 Facility B2, 1st Lien
5.721%, Euribor + 3.750%, 07/31/30(B)	1,000	1,174
Tackle S.a r.l., Facility B2, 1st Lien
5.368%, Euribor + 3.250%, 05/22/28(B)	1,000	1,174
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 12/08/28(B)	732	729
Venga Finance S.a r.l., 2025 Incremental Dollar Term Loan, 1st Lien
8.344%, CME Term SOFR + 3.750%, 06/28/29(B)	868	867
Vestis Corporation , Term B-1 Loan, 1st Lien
6.580%, CME Term SOFR + 2.250%, 02/22/31(B)	1,278	1,222
Total Diversified/Conglomerate Service		15,385
Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.833%, CME Term SOFR + 4.500%, 11/15/30(B)	1,091	1,028

Description	Face Amount (000)(1)	Value (000)
Electronics [0.9%]
Adeia Inc., Initial Term B Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 06/08/28(B)	$925	$926
AI Silk Midco Limited, Facility B, 1st Lien
7.355%, Euribor + 5.000%, 03/04/31(B)	500	576
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-3 Loan, 1st Lien
7.827%, CME Term SOFR + 3.500%, 08/09/30(B)	960	961
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan, 1st Lien
7.333%, CME Term SOFR + 3.000%, 07/30/31(B)	595	591
CACI International Inc, Tranche B Term Loan, 1st Lien
6.074%, CME Term SOFR + 1.750%, 10/30/31(B)	394	393
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 01/31/31(B)	280	277
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 01/31/31(B)	220	220
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 03/29/29(B)	1,034	1,034
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, 1st Lien
8.307%, CME Term SOFR + 4.000%, 12/09/31(B)	475	475
DIRECTV Financing, LLC, Cov-Lite Term B Loan, 1st Lien
9.827%, 02/15/31	170	161
Elsan SAS, Term Loan, 1st Lien
6.175%, 03/18/32	1,000	1,180
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 07/06/28(B)	902	903

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Idemia Group S.A.S., Facility B5 (EUR), 1st Lien
5.980%, Euribor + 4.000%, 09/29/28(B)	$500	$588
Inmar, Inc., Initial Term Loan Retired 06/26/2025, 1st Lien
9.333%, CME Term SOFR + 5.000%, 10/30/31(B)	592	596
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 03/29/32(B)	500	505
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 05/03/28(B)	503	472
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 12/31/31(B)	158	137
Nobel Bidco B.V., Facility B, 1st Lien
5.639%, EURIBOR + 3.500%, 06/09/28(B)	1,000	1,174
Perforce Software, Inc., 2024-1 Refinancing Term Loan, 1st Lien
9.077%, CME Term SOFR + 4.750%, 07/02/29(B)	140	135
Rackspace Finance, LLC, Term B Loan, 1st Lien
7.179%, CME Term SOFR + 2.750%, 05/15/28(B)	1,307	590
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 12/17/27(B)	205	201
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 12/17/27(B)	240	235
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.677%, CME Term SOFR + 4.250%, 06/30/28(B)	265	261
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.427%, CME Term SOFR + 5.000%, 06/30/28(B)	321	318
Sunrise Financing Partnership, Facility AAA, 1st Lien
6.793%, CME Term SOFR + 2.500%, 02/15/32(B)	608	607

Description	Face Amount (000)(1)	Value (000)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.311%, CME Term SOFR + 3.000%, 02/10/31(B)	$997	$1,001
Victra Holdings, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 03/31/29(B)	583	582
Total Electronics		15,099
Energy [0.0%]
Chart Industries, Term Loan B, 1st Lien
6.788%, 03/15/30	530	531
Finance (including structured products) [1.2%]
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, 1st Lien
8.327%, CME Term SOFR + 4.000%, 03/12/29(B)	589	592
Blackstone Mortgage Trust, Inc., Term B-5 Loan, 1st Lien
8.077%, CME Term SOFR + 3.750%, 11/26/28(B)	559	556
CEP V Investments, Term Loan, 1st Lien
6.129%, 02/28/29	1,000	1,181
Concorde LUX, Term Loan, 1st Lien
5.809%, 03/01/30	1,000	1,170
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
7.046%, CME Term SOFR + 2.750%, 08/20/31(B)	566	564
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
7.827%, CME Term SOFR + 3.500%, 06/26/31(B)	901	902
Dynamo Midco B.V., Facility B (USD), 1st Lien
7.798%, CME Term SOFR + 3.500%, 09/30/31(B)	508	509
EIG Management Company, LLC, Term Loan B, 1st Lien
9.322%, CME Term SOFR + 5.000%, 05/17/29(B)	672	665
EMG Utica Midstream Holdings, LLC, Initial Term Loan, 1st Lien
8.296%, CME Term SOFR + 4.000%, 04/01/30(B)	485	487

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
9.260%, CME Term SOFR + 5.000%, 11/05/31(B)	$760	$622
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
8.730%, CME Term SOFR + 4.500%, 02/11/32(B)	500	500
Hudson River Trading LLC, Term B-1 Loan, 1st Lien
7.314%, CME Term SOFR + 3.000%, 03/18/30(B)	757	758
Hunterstown Generation, LLC, Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 11/06/31(B)	473	472
Jefferies Finance LLC, Initial Term Loan, 1st Lien
7.322%, CME Term SOFR + 3.000%, 10/21/31(B)	552	553
Jump Financial, LLC, Additional Term B Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 02/26/32(B)	349	350
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.442%, CME Term SOFR + 3.750%, 08/25/28(B)	875	876
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.780%, CME Term SOFR + 4.500%, 07/01/31(B)	587	564
Opal Bidco SAS, Facility B2, 1st Lien
7.435%, CME Term SOFR + 3.250%, 04/28/32(B)	1,090	1,094
Osaic Holdings, Inc., Term B-4 Loan, 1st Lien
7.827%, CME Term SOFR + 3.500%, 08/17/28(B)	939	941
Physician Partners, LLC, Third-Out Term Loan C, 1st Lien
9.949%, 12/31/30	296	60
POP Bidco, Facility B, 1st Lien
6.686%, Euribor + 4.500%, 11/26/31(B)	1,000	1,179
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.574%, CME Term SOFR + 5.000%, 10/27/27(B)	1,010	941

Description	Face Amount (000)(1)	Value (000)
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
9.280%, CME Term SOFR + 5.000%, 05/30/27(B)	$900	$847
Starwood Property Mortgage, L.L.C., Replacement Term B-4 Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 01/02/30(B)	863	864
Stonepeak Nile Parent LLC, Initial Term Loan, 1st Lien
6.980%, CME Term SOFR + 2.750%, 04/09/32(B)	430	431
Tate & Lyle, Term Loan B
7.535%, 04/01/29	919	914
Tidal Waste, Term Loan B, 1st Lien
7.799%, 10/03/31	429	431
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
7.211%, Euribor + 5.250%, 11/03/29(B)	1,000	1,117
Total Finance (including structured products)		20,140
Financial Services [0.7%]
Albion Financing 3, Term Loan, 1st Lien
0.000%, 05/30/31(B) (F)	1,500	1,759
Beach Acquisition LLC, Term Loan, 1st Lien
0.000%, 06/25/32(B) (F)	305	307
Green Bidco Limited, Term Loan, 1st Lien
4.250%, 03/06/32	1,000	1,179
Next Wave, Term Loan B, 1st Lien
7.752%, 02/27/32	480	482
Pax Holdco, Term Loan, 1st Lien
6.036%, 12/31/29	1,100	1,293
Sigma Bidco BV, Term Loan B, 1st Lien
0.000%, 01/03/28(B) (F)	1,000	1,361
Synechron, Term Loan B, 1st Lien
8.030%, 09/26/31	459	445
TIC Bidco Ltd, Term Loan, 1st Lien
3.750%, 06/19/31(B)	1,000	1,179
Vida Bidco SARL, Term Loan, 1st Lien
0.000%, 09/26/31(B) (F)	1,000	1,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
ZF Invest, Term Loan, 1st Lien
0.000%, 07/12/31(B) (F)		$1,000	$1,177
7.686%, 04/01/30(B)		1,000	1,155
Total Financial Services			11,516
Financials [0.5%]
Autokiniton Group, Tem Loan
8.441%, 04/06/28		1,297	1,248
First Eagle, Delayed Term Loan, 1st Lien
0.000%, 06/06/32(F)		171	167
First Eagle, Extended Cov-Lite Term Loan B, 1st Lien
7.299%, 03/05/29		1,020	1,019
First Eagle, Term Loan, 1st Lien
0.000%, 06/06/32(F)		999	981
Franklin Square, Term Loan B, 1st Lien
6.577%, 04/17/31		849	846
Priority Payment, Term Loan B, 1st Lien
9.077%, 05/07/31		1,142	1,144
Superannuation and Investments, Term Loan, 1st Lien
8.191%, 12/01/28		753	756
WSH Investments, Term Loan, 1st Lien
8.717%, 05/16/31		1,000	1,373
Zara UK Midco LTD, Term Loan
8.286%, 08/01/28		845	894
Total Financials			8,428
Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
6.099%, 02/04/29		1,000	1,175
Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(D) (F)	JPY	166,667	914
Healthcare [0.2%]
Chrome Bidco, Facility B, 1st Lien
5.629%, EURIBOR + 3.250%, 05/12/28(B)		1,500	1,310
Inovie Group, Term Loan, 1st Lien
5.980%, 03/03/28		1,000	1,130

Description		Face Amount (000)(1)	Value (000)
Sunrise Bidco, Term Loan, 1st Lien
6.100%, 07/27/28		$1,000	$1,138
Total Healthcare			3,578
Healthcare, Education and Childcare [1.2%]
AHP Health Partners, Inc., 2024 Term B Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 08/24/28(B)		615	616
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
9.827%, CME Term SOFR + 5.500%, 05/04/28(B)		1,155	1,173
Aspire Bakeries Holdings LLC, Initial Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 12/13/30(B)		505	506
Auris Luxembourg III S.a r.l., Facility B5, 1st Lien
6.042%, Euribor + 4.000%, 02/28/29(B)		500	589
Bach Finance Limited, Eleventh Amendment Dollar Term Loan, 1st Lien
7.583%, CME Term SOFR + 3.250%, 01/09/32(B)		464	466
Bach Finance Limited, Thirteenth Amendment Dollar Term Loan, 1st Lien
7.571%, CME Term SOFR + 3.250%, 01/09/32(B)		20	20
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
6.279%, EURIBOR + 4.000%, 02/22/29(B)		1,000	1,159
Cidron Aida Finco S.A.R.L., First Additional Term Facility B, 1st Lien
6.179%, Euribor + 4.250%, 10/22/31(B)		1,000	1,177
Cidron Atrium SE, Facility B1, 1st Lien
6.929%, EURIBOR + 5.000%, 05/22/28(B)	EUR	1,500	1,768
Colosseum Dental Finance B.V., Facility B, 1st Lien
5.764%, Euribor + 3.750%, 03/22/32(B)		1,000	1,176
Elsan SAS , Facility B6, 1st Lien
5.475%, EURIBOR + 3.500%, 06/16/31(B)		1,000	1,171

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Financiere Mendel, Additional Term Facility 2 (EUR), 1st Lien
4.980%, Euribor + 3.000%, 11/08/30(B)		$1,000	$1,171
GHD Verwaltung Gesundheits GMBH Deutschland, Facility B, 1st Lien
5.929%, EURIBOR + 4.000%, 08/14/26(B)	EUR	500	502
HomeVi, Senior Facility B3, 1st Lien
7.186%, Euribor + 5.000%, 10/31/29(B)		500	586
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
9.630%, CME Term SOFR + 5.250%, 04/09/29(B)		865	844
IVC Acquisition Ltd, Facility B11, 1st Lien
6.014%, Euribor + 4.000%, 12/12/28(B)		500	591
LGC Science Group Holdings Limited, Facility B3 (EUR), 1st Lien
5.929%, Euribor + 4.000%, 01/21/30(B)		1,000	1,180
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
8.006%, CME Term SOFR + 3.750%, 05/17/31(B)		1,133	1,120
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.880%, CME Term SOFR + 3.500%, 11/01/28(B)		894	463
Ramsay Generale de Sante, Incremental Facility B5, 1st Lien
5.486%, Euribor + 3.250%, 08/13/31(B)		1,000	1,170
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 3.750%, 07/18/31(B)		658	651
Takecare Bidco, Senior Facility B, 1st Lien
5.655%, Euribor + 3.675%, 12/17/31(B)		1,000	1,177
TEAM Services Group, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.430%, CME Term SOFR + 5.000%, 12/20/27(B)		279	277
Total Healthcare, Education and Childcare			19,553

Description		Face Amount (000)(1)	Value (000)
Homebuilders/Materials/Construction [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
6.104%, EURIBOR + 3.925%, 04/12/28(B)		$965	$1,132
Hotels, Motels, Inns and Gaming [0.4%]
GBT US III LLC, Term B-1 Loan, 1st Lien
6.783%, CME Term SOFR + 2.500%, 07/28/31(B)		429	429
IGT Holding IV AB, B4 Incremental Facility, 1st Lien
5.480%, Euribor + 3.500%, 08/29/31(B)		1,000	1,173
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 05/01/31(B)		358	358
Light and Wonder International, Inc., Term B-2 Loan, 1st Lien
6.564%, CME Term SOFR + 2.250%, 04/16/29(B)		495	495
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 08/01/30(B)		570	564
Oravel Stays Limited, Initial Term Loan, 1st Lien
12.296%, CME Term SOFR + 8.000%, 01/08/30(B)		1,035	1,030
Sandy BidCo B.V., Facility B, 1st Lien
6.261%, EURIBOR + 3.850%, 08/17/29(B)		1,000	1,160
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 07/08/31(B)		836	833
Total Hotels, Motels, Inns and Gaming			6,042
Industrial Services [0.2%]
Indicor LLC, Term Loan, 1st Lien
5.480%, 11/22/29		983	1,158
Kidde Global, Term Loan B, 1st Lien
8.574%, 12/02/31		525	527
Optimus Bidco, Term Loan, 1st Lien
6.980%, 12/31/28		1,000	1,092

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Shilton Bidco Ltd, Term Loan, 1st Lien
0.000%, 01/31/30(B) (F)	$1,000	$1,178
Total Industrial Services		3,955
Industrials [0.3%]
American Traffic, Term Loan B
6.577%, 03/24/28	322	323
Boels Topholding BV, Term Loan, 1st Lien
4.664%, 05/23/31	1,500	1,764
Euroports, Term Loan, 1st Lien
7.668%, 06/12/29	980	1,153
Umami Bidco, Term Loan, 1st Lien
5.705%, 10/23/31	1,000	1,176
Total Industrials		4,416
Information Technology [0.1%]
Cornerstone Generation, Tem Loan B, 1st Lien
0.000%, 10/28/31(F)	535	538
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
8.191%, 07/28/28	977	529
Total Information Technology		1,067
Infrastructure [0.1%]
Modulair Group, Term Loan, 1st Lien
6.155%, 12/15/28	1,000	1,171
Insurance [0.2%]
Asurion, LLC, New B-11 Term Loan, 1st Lien
8.677%, CME Term SOFR + 4.250%, 08/19/28(B)	937	926
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 09/19/30(B)	894	871
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.691%, CME Term SOFR + 5.250%, 01/20/29(B)	885	819
Asurion, LLC, New Term B-13 Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 09/19/30(B)	235	228
Total Insurance		2,844

Description	Face Amount (000)(1)	Value (000)
IT Services [0.0%]
Team Services, Incremental Term Loan B, 1st Lien
9.530%, 12/20/27	$603	$600
Leisure Products [0.0%]
Topgolf Callaway, Term Loan, 1st Lien
7.327%, 03/15/30	340	334
Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Bingo/Amer Gaming, Cov-Lite Term Loan B, 1st Lien
0.000%, 06/11/32(B) (F)	290	285
Fitness International, LLC, Term B Loan, 1st Lien
9.577%, CME Term SOFR + 5.250%, 02/12/29(B)	344	345
Vermaat, Term Loan, 1st Lien
0.000%, 06/06/30(B) (F)	1,000	1,177
Total Leisure, Amusement, Motion Pictures, Entertainment		1,807
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.3%]
A-AG US GSI Bidco, Inc., Initial Term Loan, 1st Lien
9.296%, CME Term SOFR + 5.000%, 10/31/31(B)	733	728
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 08/19/31(B)	550	551
Allwyn Entertainment Financing (US) LLC, Facility B2, 1st Lien
6.230%, CME Term SOFR + 2.000%, 06/02/31(B)	1,040	1,032
Allwyn Entertainment Financing (US) LLC, Term Loan, 1st Lien
4.929%, 03/19/32	1,000	1,174
MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 1st Lien
6.322%, CME Term SOFR + 2.000%, 08/17/29(B)	444	444
MKS Instruments, Inc., 2025-1 Euro Term B Loan, 1st Lien
4.476%, Euribor + 2.500%, 08/17/29(B)	727	854

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.546%, CME Term SOFR + 2.250%, 03/31/28(B)		$1,012	$1,015
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			5,798
Manufacturing [0.2%]
Allegro Microsystems, Cov-Lite Term Loan B, 1st Lien
6.327%, 10/31/30		1,252	1,253
Crown Equipment Corp, Cov-Lite Term Loan B, 1st Lien
6.574%, 10/10/31		539	538
Foley Products, Term Loan, 1st Lien
9.199%, 12/29/28		606	607
Lippert Components, Term Loan B, 1st Lien
6.827%, 03/19/32		485	485
Total Manufacturing			2,883
Manufacturing/Machinery/Industrial [0.0%]
Ammeraal Beltech, Term Loan, 1st Lien
6.980%, 12/29/28		326	372
Materials [0.0%]
Potomac Energy Center, Term Loan, 1st Lien
0.000%, 03/14/32(F)		750	881
Media [0.1%]
Thryv/Dex Media, Term Loan B, 1st Lien
11.077%, 05/01/29		157	158
Zephyr Midco, Term Loan, 1st Lien
9.713%, 07/20/28		1,000	1,372
Total Media			1,530
Medical Products & Services [0.0%]
Lifepoint Health, Incremental Cov-Lite Term Loan, 1st Lien
7.820%, 05/17/31		394	387

Description		Face Amount (000)(1)	Value (000)
Metals/Minerals [0.0%]
AMG Advanced Metallurgical Group Term Loan B
8.340%, LIBOR + 3.000%, 11/30/28(B)		$605	$600
Mining, Steel, Iron and Nonprecious Metals [0.1%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49(C)	EUR	1,011	—
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
7.827%, CME Term SOFR + 3.500%, 05/10/30(B)		1,128	1,114
Total Mining, Steel, Iron and Nonprecious Metals			1,114
Oil and Gas [0.3%]
Brazos Delaware II, LLC, 2025 Refinancing Term Loan, 1st Lien
7.311%, CME Term SOFR + 3.000%, 02/11/30(B)		843	843
Epic Crude Services, LP, Term Loan, 1st Lien
7.256%, CME Term SOFR + 3.000%, 10/15/31(B)		304	305
Fortress Investment, Term Loan B
6.577%, 06/27/29		648	651
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/01/32(B)		235	236
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
8.077%, CME Term SOFR + 3.750%, 02/03/31(B)		330	327
Par Pacific Patroleum, Term Loan
8.009%, 02/28/30		622	614
Rockpoint Gas Storage Partners LP, Amendment No.1 Refinancing Term Loan., 1st Lien
7.296%, CME Term SOFR + 3.000%, 09/18/31(B)		804	806
Ultra Clean, Cov-Lite Term Loan B
7.577%, 02/28/28		1,749	1,752
Total Oil and Gas			5,534
Other [0.1%]
Assytec, Term Loan, 1st Lien
7.379%, 09/28/27		1,000	939

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Catnat Game, Term Loan, 1st Lien
9.053%, 03/29/32	$665	$672
Total Other		1,611
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
Breitling Holdings S.a r.l., Facility B, 1st Lien
5.937%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,079
Pharmaceuticals [0.2%]
Financiere Verdi I SAS, 1st Lien
8.717%, 03/31/28	1,000	1,319
Nidda Healthcare Holding GmbH, Term Loan, 1st Lien
6.046%, 02/21/30	1,000	1,178
Organon, Cov-Lite Term Loan, 1st Lien
6.573%, 05/19/31	1,100	1,079
Pharmanovia Bidco, Term Loan, 1st Lien
6.749%, 02/07/30	500	484
Total Pharmaceuticals		4,060
Printing, Publishing and Broadcasting [0.4%]
Digital Media Solutions, LLC, DIP Term Loan, 1st Lien
5.312%, 12/10/25	149	149
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
15.472%, CME Term SOFR + 11.000%, 05/19/26(B)	623	62
Digital Media Solutions, LLC, Tranche A Term Loan, 1st Lien
5.472%, CME Term SOFR + 8.000%, 02/25/26(B)	139	139
Digital Media Solutions, LLC, Tranche B Term Loan, 1st Lien
4.472%, CME Term SOFR + 11.000%, 05/25/26(B)	183	137
LABL, Inc., Initial Euro Term Loan, 1st Lien
6.929%, EURIBOR + 5.000%, 10/30/28(B)	958	978
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/06/31(B)	999	1,000

Description	Face Amount (000)(1)	Value (000)
Neptune BidCo US Inc., Term A Loan, 1st Lien
9.080%, CME Term SOFR + 4.750%, 10/11/28(B)	$573	$539
Neptune BidCo US Inc., Term Loan, 2nd Lien
14.080%, CME Term SOFR + 9.750%, 10/11/29(B)	948	924
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.556%, CME Term SOFR + 5.000%, 02/15/29(B)	890	892
Wasserman Media Group, LLC, Term Loan, 1st Lien
7.321%, CME Term SOFR + 3.000%, 06/23/32(B)	330	330
X Corp., Tranche B-1 Loan, 1st Lien
10.927%, CME Term SOFR + 6.500%, 10/26/29(B)	1,000	976
Total Printing, Publishing and Broadcasting		6,126
Real Estate Services [0.0%]
GGP (Brookfield Residential Property), Term Loan B, 1st Lien
7.829%, 05/16/30(B)	435	433
Retail (non-food/drug) [0.1%]
AL AS Adventure, Term Loan, 1st Lien
7.586%, 04/24/26	943	1,100
Retail Stores [0.7%]
Artisan Newco B.V., Facility B4, 1st Lien
6.324%, Euribor + 4.000%, 04/01/32(B)	1,000	1,179
Belfor Holdings Inc., Tranche B-3 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 11/01/30(B)	997	997
EG Group Limited, New Facility B2 (EUR), 1st Lien
6.454%, Euribor + 4.500%, 02/07/28(B)	1,403	1,656
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 03/27/31(B)	524	525
Peer Holding III B.V., Facility B5B, 1st Lien
6.796%, CME Term SOFR + 2.500%, 07/01/31(B)	913	917

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Peer Holding III B.V., Facility B7, 1st Lien
5.230%, Euribor + 3.250%, 11/26/31(B)	$2,000	$2,356
Platform Bidco Limites, Term Loan, 1st Lien
6.129%, 09/29/28	1,000	1,173
QXO Building Products, Inc., Term Loan B, 1st Lien
7.280%, 04/30/32(B)	342	344
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
6.941%, CME Term SOFR + 2.500%, 10/20/28(B)	324	315
THG Operations, Term Loan, 1st Lien
7.654%, 12/11/29(B)	800	871
West Marine, Term Loan C
11.546%, 09/25/28	25	17
WH Borrower, LLC, Initial Term Loan, 1st Lien
9.072%, CME Term SOFR + 4.750%, 02/20/32(B)	1,340	1,338
Total Retail Stores		11,688
Services [0.3%]
American Public Education, Term Loan B, 1st Lien
9.941%, 03/29/27	739	729
Invent Farma, Term Loan, 1st Lien
5.312%, 02/12/28	1,000	1,174
Kronosnet, Term Loan, 1st Lien
7.923%, 07/28/29	1,000	939
Sitel Group, Term Loan, 1st Lien
5.730%, 07/28/28	1,000	651
Third Coast, Term Loan B, 1st Lien
8.577%, 09/19/30	1,103	1,108
Total Services		4,601
Software and Service [0.5%]
Dedalus Fin GMBH, Term Loan, 1st Lien
0.000%, 05/17/30(B) (F)	1,000	1,177
Mercury Data, Term Loan, 1st Lien
0.000%, 09/05/29(F)	6,150	6,119
Perforce Software, Incremental Term Loan, 1st Lien
9.077%, 03/25/31	501	479

Description	Face Amount (000)(1)	Value (000)
Prometric, Cov-Lite Term Loan B, 1st Lien
0.000%, 06/18/32(B) (F)	$330	$330
Total Software and Service		8,105
Technology [0.1%]
Pitney Bowes, Term Loan B, 1st Lien
8.077%, 03/19/32	1,190	1,186
UST Holdings Ltd, Term Loan, 1st Lien
7.325%, 11/20/28	749	751
Virtusa Corporation, Term Loan B-2, 1st Lien
7.577%, 02/15/29	622	622
Total Technology		2,559
Telecommunications [1.1%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.941%, CME Term SOFR + 5.500%, 09/01/27(B)	810	725
Atlantic Broadband, Term Loan B, 1st Lien
8.576%, 09/18/30	558	556
Circet Europe, Senior Facility B, 1st Lien
5.230%, EURIBOR + 3.250%, 10/13/28(B)	1,000	1,169
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.827%, CME Term SOFR + 4.500%, 09/27/29(B)	1,213	1,149
Coral-US Co-Borrower LLC, Term B-7 Loan, 1st Lien
7.506%, CME Term SOFR + 3.250%, 02/02/32(B)	695	687
Creation Technologies Inc., Initial Term Loan, 1st Lien
10.046%, CME Term SOFR + 5.500%, 10/05/28(B)	1,383	1,362
Eircom, Term Loan, 1st Lien
0.000%, 05/15/29(B) (F)	1,500	1,762
Frontdoor, Term Loan B, 1st Lien
6.577%, 12/16/31	314	315
Frontier Communications Holdings, LLC, Initial Term Loan, 1st Lien
6.792%, CME Term SOFR + 2.500%, 07/01/31(B)	798	797

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Lorca Telecom Bidco, S.A. , Facility B5, 1st Lien
4.811%, Euribor + 2.750%, 03/25/31(B)		$1,500	$1,752
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.791%, CME Term SOFR + 2.350%, 04/16/29(B)		970	957
Lumen Technologies, Term Loan, 1st Lien
10.329%, 06/01/28		1,291	1,323
Odido Holding B.V., Facility B2, 1st Lien
5.130%, Euribor + 3.150%, 03/30/29(B)		1,000	1,173
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
5.317%, Euribor + 3.425%, 10/15/31(B)		1,000	1,168
Zacapa S.a r.l., Seventh Amendment Incremental Term Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 03/22/29(B)		1,992	1,997
Zayo Group Holdings, Term Loan, 1st Lien
7.080%, 03/09/27		977	1,067
Ziggo B.V., Term Loan H Facility, 1st Lien
4.892%, EURIBOR + 3.000%, 01/31/29(B)	EUR	1,000	1,124
Total Telecommunications			19,083
Transportation, Airlines & Distribution [0.0%]
Flint Group, Term Loan
5.677%, 12/31/27		495	34
Utilities [0.6%]
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 09/30/31(B)		537	536
Astoria Energy, Term Loan B, 1st Lien
7.071%, 06/16/32(B)		250	250
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.577%, CME Term SOFR + 5.250%, 04/03/28(B)		638	638
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
8.827%, CME Term SOFR + 4.500%, 06/04/29(B)		1,089	1,089

Description		Face Amount (000)(1)/Shares	Value (000)
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
8.577%, CME Term SOFR + 4.250%, 08/06/29(B)		$381	$381
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
8.577%, CME Term SOFR + 4.250%, 08/06/29(B)		84	84
Middle River Power, Delayed Term Loan, 1st Lien
0.000%, 05/24/32(F)		85	84
Middle River Power, Term Loan, 1st Lien
7.570%, 05/24/32		670	659
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.808%, CME Term SOFR + 2.500%, 12/13/31(B)		289	290
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
6.808%, CME Term SOFR + 2.500%, 05/17/30(B)		385	386
Trench Group GmbH, Facility B, 1st Lien
5.471%, Euribor + 3.500%, 03/05/32(B)		1,000	1,181
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
6.077%, CME Term SOFR + 1.750%, 12/20/30(B)		453	454
Vistra, Term Loan, 1st Lien
5.230%, 06/18/29		953	1,116
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.314%, CME Term SOFR + 4.750%, 06/27/29(B)		1,590	1,579
Waterbridge NDB Operating LLC, Initial Term Loan, 1st Lien
8.300%, CME Term SOFR + 4.000%, 05/10/29(B)		615	613
Total Utilities			9,340
Total Loan Participations
(Cost $272,698)			275,320
Non-Listed Business Development Companies [5.5%]
Financials [5.5%]
Golub Capital BDC 4 (I)		5,000,000	75,000
TCW Direct Lending LLC (I)		17,801,964	16,479
Total Financials			91,479

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Shares/Face Amount (000)(1)	Value (000)
Total Non-Listed Business Development Companies
(Cost $92,458)			$91,479
Limited Partnership [2.6%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	7,703
Oberland Capital Healthcare Solutions LP(I)		N/A	4,873
Primary Wave Music IP Fund LP(I)		N/A	29,736
Total Limited Partnership
(Cost $40,578)			42,312
Convertible Bonds [1.3%]
Automotive [0.0%]
NIO
3.875%, 10/15/29		1,151	816
Batteries/Battery Sys [0.0%]
L&F
2.500%, 04/26/30		600	348
Broadcasting & Cable [0.1%]
Cable One
1.125%, 03/15/28		2,500	1,906
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,323
Chemicals [0.5%]
Sasol Financing USA
4.500%, 11/08/27		8,400	7,707
Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	380	—
E-Commerce/Products [0.1%]
Alibaba Group Holding
0.500%, 06/01/31		735	936
E-Commerce/Services [0.1%]
MakeMyTrip
0.000%, 07/01/30(A) (E)		1,600	1,705
Entertainment & Gaming [0.2%]
Wynn Macau
4.500%, 03/07/29(A)		3,875	3,848

Description		Face Amount (000)(1)/Shares	Value (000)
Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		$943	$995
Investment Banker/Broker Dealer [0.1%]
Goldman Sachs Finance International
0.000%, 04/04/28(E)		1,200	1,265
Total Convertible Bonds
Cost ($21,728)			20,849
Sovereign Debt [0.9%]
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	1,267	1,038
Argentine Republic Government International Bond
1.000%, 07/09/29		7,110	5,951
El Salvador Government International Bond
8.250%, 04/10/32		3,900	3,937
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	3,996
Sri Lanka Government International Bond
4.000%, 04/15/28(A)		99	93
3.600%, 08/15/27(A) (G)		187	152
3.600%, 11/15/27(A) (G)		94	76
3.600%, 12/15/27(A) (G)		135	92
3.350%, 09/15/27(A) (G)		200	161
3.100%, 07/15/27(A) (G)		102	91
Total Sovereign Debt
Cost ($15,317)			15,587
Note [0.3%]
City National Rochdale FIOF Investments (Ireland) Limited		48,490,628	5,271
Total Note
(Cost $185,369)			5,271
Common Stock [0.2%]
Broadcasting & Cable [0.0%]
Digicel Holdings (D)		107,067	589
Consumer Cyclical [0.0%]
Joann Stores		218,423	28
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Financial Services [0.0%]
A'ayan Leasing & Investment KSCP	976,932	$405
Financials [0.0%]
BCD Acquisition	1,000,000	—
Copper Property CTL Pass Through Trust (D)	3,788	47
Total Financials		47
Health Care [0.0%]
Novartex (D)	180,000	14
Manufacturing [0.0%]
Vivarte (D)	6,000	1
Media Entertainment [0.0%]
Audacy Inc	5,095	102
Oil, Gas & Consumable Fuels [0.1%]
Nostrum Oil & Gas *	3,039,550	142
Summit Midstream *	11,456	281
Total Oil, Gas & Consumable Fuels		423
Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—
Total Other		—
Retailers [0.0%]
Rising Tide Holdings Inc	1,887	—
Toys 'R' Us Property Company I, LLC	23,484	117
Total Retailers		117
Technology [0.0%]
AS ADV Shares (D)	65,148	527
Lumileds *	4,241	1
Total Technology		528
Utilities [0.1%]
Longview Power LLC	49,272	764
Total Common Stock
(Cost $3,612)		3,018

Description	Number of Warrants/Shares	Value (000)
Warrants [0.0%]
Altisource
Expires 07/21/25* (H)	553	$5
Audacy Inc,
Expires 09/30/28, Strike Price	7,205	—
Total Warrants
(Cost $–)		5
Short-Term Investment [8.4%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.230%	140,544,366	140,544
Total Short-Term Investment
(Cost $140,544)		140,544
Total Investments [101.5%]
(Cost $1,945,775)		$1,689,521

Percentages are based on net assets of $1,664,898 (000).

*	Non-income producing security.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $674,354 (000), representing 40.5% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Zero coupon security.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Strike Price is unavailable.
(I)	Unfunded Commitments as of June 30, 2025:

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$75,000,000	$15,848,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	7,703,038	15,487,250	None	None
Oberland Capital Healthcare Solutions LP	4,872925	10,515,097	None	None
Primary Wave Music IP Fund LP	29,736,330	1,699,014	None	None
TCW Direct Lending LLC	16,478,922	14,067,260	None	None
Total	$133,791,215	$57,616,800

CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CME — Collateralized Chicago Mercantile Exchange
DAC — Designated Activity Company
EUR — Euro
EUR003M — Euribor 3 Month
Euribor — Euro Interbank Offered Rate
GBP — British Pound Sterling
H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
JPY — Japanese Yen
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LP — Limited Partnership
LTD — Limited
MTN — Medium Term Note
PIK — Payment-in Kind
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
TRY — Turkish Lira
TSFR3M — Term Secured Overnight Financing Rate 3 Months
ULC — Unlimited Liability Company
UNFND — Unfunded
USD — United States Dollar

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
Citigroup	07/24/25	EUR	2,185	USD	2,486	$(92)
Rochdale Investment Management	07/24/25	USD	450	EUR	400	22
U.S. Bancorp	07/24/25	EUR	207,250	USD	230,261	(14,261)
U.S. Bank	07/24/25	AUD	–	USD	–	—
U.S. Bank	07/24/25	EUR	16,025	USD	18,301	(606)
U.S. Bank	07/24/25	USD	25,555	EUR	22,470	956
U.S. Bank	07/28/25	USD	1,525	EUR	1,300	10
U.S. Bank	07/28/25	GBP	5,215	USD	7,097	(63)
U.S. Bank	07/28/25	EUR	110,420	USD	128,315	(2,001)
						$(16,035)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation)(000)
Long Contracts
U.S. Ultra Long Treasury Bond	23	Sep-2025	$2,624	$2,740	$116

Short Contracts
U.S. 10-Year Treasury Note	(106)	Sep-2025	$(11,735)	$(11,885)	$(150)
			$(9,111)	$(9,145)	$(34)

CNR-QH-002-3100

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

June 30, 2025 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [99.1%]
Communication Services [11.3%]
Alphabet, Cl A	90,113	$15,880
Meta Platforms, Cl A	15,243	11,251
T-Mobile US	29,627	7,059
Walt Disney	63,168	7,833
Total Communication Services		42,023
Consumer Discretionary [9.8%]
Amazon.Com *	67,969	14,912
Home Depot	19,348	7,094
McDonald's	18,426	5,384
Tesla *	20,542	6,525
TJX	17,795	2,197
Total Consumer Discretionary		36,112
Consumer Staples [5.5%]
Anheuser-Busch InBev ADR	44,483	3,057
Costco Wholesale	7,790	7,712
PepsiCo	26,392	3,485
Procter & Gamble	13,426	2,139
Walmart	36,394	3,558
Total Consumer Staples		19,951
Energy [2.7%]
EOG Resources	32,723	3,914
ExxonMobil	42,597	4,592
Occidental Petroleum	17,921	753
Schlumberger	25,540	863
Total Energy		10,122
Financials [17.2%]
Bank of America	81,813	3,872
Bank of New York Mellon	27,711	2,525
Berkshire Hathaway, Cl B *	16,175	7,857
Capital One Financial	35,466	7,546
CME Group, Cl A	11,919	3,285
JPMorgan Chase	43,759	12,686
Marsh & McLennan	23,965	5,240
Mastercard, Cl A	14,293	8,032
S&P Global	8,028	4,233
Visa, Cl A	23,454	8,327
Total Financials		63,603
Health Care [8.0%]
Amgen	15,621	4,362
Eli Lilly	5,806	4,526
HCA Healthcare	3,746	1,435
Novo Nordisk ADR	47,205	3,258
Thermo Fisher Scientific	10,065	4,081
UnitedHealth Group	13,239	4,130
Vertex Pharmaceuticals *	11,833	5,268
Zoetis, Cl A	16,175	2,523
Total Health Care		29,583
Industrials [9.1%]
Cintas	28,400	6,329
CSX	102,159	3,333
Northrop Grumman	6,641	3,320

Description	Shares	Value (000)
Parker-Hannifin	6,087	$4,252
Quanta Services	17,133	6,478
Trane Technologies	22,773	9,961
Total Industrials		33,673
Information Technology [31.3%](A)
Adobe *	11,493	4,446
Apple	105,671	21,680
ASML Holding, Cl G	8,355	6,695
Broadcom	36,948	10,185
KLA	5,236	4,690
Microsoft	59,815	29,753
NVIDIA	179,239	28,318
NXP Semiconductors	11,034	2,411
Roper Technologies	6,525	3,699
Salesforce	13,317	3,631
Total Information Technology		115,508
Materials [0.8%]
Linde	6,342	2,976
Real Estate [1.3%]
American Tower	21,550	4,763
Utilities [2.1%]
American Water Works	18,885	2,627
NextEra Energy	72,840	5,057
Total Utilities		7,684
Total Common Stock
(Cost $176,836)		365,998
Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.230%**	3,245,802	3,246
Total Short-Term Investment
(Cost $3,246)		3,246
Total Investments [100.0%]
(Cost $180,082)		$369,244

Percentages are based on net assets of $369,090 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

ADR — American Depositary Receipt

Cl — Class

CNR-QH-002-3100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1